UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number:	811-08915

Exact name of registrant as specified in charter:	Target Asset Allocation Funds

Address of principal executive offices:	Gateway Center 3,
100 Mulberry Street,
Newark, New Jersey 07102

Name and address of agent for service:	Deborah A. Docs
Gateway Center 3,
100 Mulberry Street,
Newark, New Jersey 07102

Registrant’s telephone number, including area code:	800-225-1852

Date of fiscal year end:	7/31/2013

Date of reporting period:	4/30/2013

Item 1. Schedule of Investments

Target Asset Allocation Funds/Target Conservative Allocation Fund

Schedule of Investments

as of April 30, 2013 (Unaudited)

Shares	Description	Value
LONG-TERM INVESTMENTS — 100.0%
COMMON STOCKS — 42.2%
Advertising
543	Marin Software, Inc.	$ 7,982

Aerospace & Defense — 0.8%
3,440	Boeing Co. (The)	314,450
1,000	Embraer SA, ADR (Brazil)	34,930
1,770	Hexcel Corp.(a)	53,985
1,200	Lockheed Martin Corp.	118,908
323	Moog, Inc. (Class A Stock)(a)	14,926
4,300	Northrop Grumman Corp.	325,682
192	Teledyne Technologies, Inc.(a)	14,412
315	Triumph Group, Inc.	25,168

		902,461

Air Freight & Logistics
427	Atlas Air Worldwide Holdings, Inc.(a)	15,970

Airlines
2,701	JetBlue Airways Corp.(a)	18,610
322	US Airways Group, Inc.(a)	5,442

		24,052

Auto Components — 0.3%
4,200	Johnson Controls, Inc.	147,042
1,300	Lear Corp.	75,114
1,700	Magna International, Inc. (Canada)	102,289

		324,445

Auto Parts & Equipment
140	WABCO Holdings, Inc.(a)	10,112

Automobile Manufacturers
825	Wabash National Corp.(a)	7,780

Beverages — 0.6%
6,620	Diageo PLC (United Kingdom)	201,961
1,900	Molson Coors Brewing Co. (Class B Stock)	98,040
3,085	PepsiCo, Inc.	254,420
1,037	Pernod-Ricard SA (France)	128,374

		682,795

Biotechnology — 1.2%
618	Acorda Therapeutics, Inc.(a)	24,454
1,870	Alexion Pharmaceuticals, Inc.(a)	183,260
1,000	Amgen, Inc.	104,210
725	Ariad Pharmaceuticals, Inc.(a)	12,956
1,675	Biogen Idec, Inc.(a)	366,708

2,429	Celgene Corp.(a)	286,792
145	Cubist Pharmaceuticals, Inc.(a)	6,658
5,870	Gilead Sciences, Inc.(a)	297,257
409	Seattle Genetics, Inc.(a)	15,113
404	United Therapeutics Corp.(a)	26,979

		1,324,387

Building Products
25	A.O. Smith Corp.	1,886
275	Lennox International, Inc.	17,050
223	Trex Co., Inc.(a)	10,855

		29,791

Business Services — 0.4%
810	MasterCard, Inc. (Class A Stock)	447,873

Capital Markets — 0.2%
500	Goldman Sachs Group, Inc. (The)	73,035
500	LPL Financial Holdings, Inc.	17,280
2,100	State Street Corp.	122,787

		213,102

Chemicals — 0.9%
1,520	Airgas, Inc.	146,908
487	Axiall Corp.	25,543
400	CF Industries Holdings, Inc.	74,604
4,350	E.I. du Pont de Nemours & Co.	237,118
979	Huntsman Corp.	18,464
600	PPG Industries, Inc.	88,284
3,695	Praxair, Inc.	422,338
398	Quaker Chemical Corp.	24,565
268	Scotts Miracle-Gro Co. (The) (Class A Stock)	12,154
363	Valspar Corp. (The)	23,167

		1,073,145

Commercial Banks — 1.0%
1,200	Associated Banc-Corp.	17,124
6,250	CIT Group, Inc.(a)	265,687
6,000	Fifth Third Bancorp	102,180
1,230	FirstMerit Corp.	21,070
500	Fulton Financial Corp.	5,530
375	Hancock Holding Co.	10,226
2,000	PNC Financial Services Group, Inc.	135,760
375	Prosperity Bancshares, Inc.	17,228
6,600	Regions Financial Corp.	56,034
607	Trustmark Corp.	14,902
292	UMB Financial Corp.	14,699
445	United Bankshares, Inc.	11,263
775	Webster Financial Corp.	18,112
12,701	Wells Fargo & Co.	482,384

		1,172,199

Commercial Services — 1.0%
295	Avis Budget Group, Inc.(a)	8,508
500	Corrections Corp. of America	18,100
1,980	FleetCor Technologies, Inc.(a)	152,262
1,109	GEO Group, Inc. (The)	41,532
950	KAR Auction Services, Inc.	21,252
275	McGrath RentCorp	8,542
591	PAREXEL International Corp.(a)	24,201
313	Sotheby’s	11,105
364	Team Health Holdings, Inc.(a)	13,570
4,000	Verisk Analytics, Inc. (Class A Stock)(a)	245,160
3,142	Visa, Inc. (Class A Stock)	529,301
592	Waste Connections, Inc.	22,466

		1,095,999

Communications Equipment — 0.2%
13,200	Cisco Systems, Inc.	276,144

Computer Services & Software — 1.3%
17,179	EMC Corp.(a)	385,325
1,075	Fortinet, Inc.(a)	19,307
520	Fusion-io, Inc.(a)	9,765
375	Global Payments, Inc.	17,400
1,105	Google, Inc. (Class A Stock)(a)	911,150
250	Jack, Henry & Associates, Inc.	11,600
75	Manhattan Associates, Inc.(a)	5,266
687	Riverbed Technology, Inc.(a)	10,209
3,156	salesforce.com, Inc.(a)	129,743
434	Vocera Communications, Inc.(a)	8,593

		1,508,358

Computers & Peripherals — 1.1%
1,645	Apple, Inc.	728,324
3,786	Cognizant Technology Solutions Corp. (Class A Stock)(a)	245,333
12,500	Hewlett-Packard Co.	257,500

		1,231,157

Construction — 0.1%
1,034	Meritage Homes Corp.(a)	50,449
410	Texas Industries, Inc.(a)	26,108
277	URS Corp.	12,166

		88,723

Consumer Finance — 0.4%
3,500	Capital One Financial Corp.	202,230
275	First Cash Financial Services, Inc.(a)	14,154
9,900	SLM Corp.	204,435

		420,819

Consumer Products & Services — 0.3%
3,559	Estee Lauder Cos., Inc. (The) (Class A Stock)	246,817

294	Snap-on, Inc.	25,343
689	Vitamin Shoppe, Inc.(a)	33,864

		306,024

Containers & Packaging
425	Packaging Corp. of America	20,213
450	Silgan Holdings, Inc.	21,542

		41,755

Distribution/Wholesale — 0.1%
2,850	LKQ Corp.(a)	68,628

Diversified Financial Services — 2.4%
1,473	Affiliated Managers Group, Inc.(a)	229,317
2,940	American Express Co.	201,125
34,753	Bank of America Corp.	427,810
2,019	BlackRock, Inc.	538,064
5,355	Citigroup, Inc.	249,864
5,435	CME Group, Inc.	330,774
668	IntercontinentalExchange, Inc.(a)	108,837
11,800	JPMorgan Chase & Co.	578,318
3,680	Morgan Stanley	81,512

		2,745,621

Diversified Operations — 0.1%
805	LVMH Moet Hennessy Louis Vuitton SA (France)	139,409

Diversified Telecommunication Services — 0.2%
5,300	AT&T, Inc.	198,538

Electric Utilities — 0.5%
3,500	American Electric Power Co., Inc.	180,005
1,200	Edison International	64,560
5,800	Exelon Corp.	217,558
4,400	PPL Corp.	146,872

		608,995

Electronic Components — 0.4%
7,935	Agilent Technologies, Inc.	328,826
513	Checkpoint Systems, Inc.(a)	5,935
562	Coherent, Inc.	31,433
706	FLIR Systems, Inc.	17,163
1,160	InvenSense, Inc.(a)	10,811
206	Universal Display Corp.(a)	6,477
606	Universal Electronics, Inc.(a)	13,926
312	Woodward, Inc.	11,229

		425,800

Electronic Components & Equipment — 0.2%
3,680	AMETEK, Inc.	149,813
445	General Cable Corp.(a)	15,343

		165,156

Electronic Equipment & Instruments — 0.3%
13,800	Corning, Inc.	200,100
511	EnerSys(a)	23,424
338	Itron, Inc.(a)	13,402
471	Littelfuse, Inc.	32,885
2,075	TE Connectivity Ltd. (Switzerland)	90,366

		360,177

Energy Equipment & Services — 0.6%
2,030	Cameron International Corp.(a)	124,946
1,300	Diamond Offshore Drilling, Inc.	89,830
1,400	Ensco PLC (Class A Stock) (United Kingdom)	80,752
5,420	National Oilwell Varco, Inc.	353,492
150	Oil States International, Inc.(a)	13,404
475	Precision Drilling Corp. (Canada)	3,848

		666,272

Engineering/Construction — 0.1%
780	Fluor Corp.	44,444
700	MasTec, Inc.(a)	19,460

		63,904

Entertainment & Leisure — 0.3%
642	Bally Technologies, Inc.(a)	34,206
14,690	International Game Technology	248,995
425	International Speedway Corp. (Class A Stock)	13,970
424	Life Time Fitness, Inc.(a)	19,580
746	Pinnacle Entertainment, Inc.(a)	14,219
1,678	SHFL Entertainment, Inc.(a)	26,512

		357,482

Farming & Agriculture — 0.2%
2,310	Monsanto Co.	246,754

Financial — Bank & Trust
779	Astoria Financial Corp.	7,471

Financial Services
424	Eaton Vance Corp.	16,909
464	Home Loan Servicing Solutions Ltd. (Cayman Islands)	10,510
476	Raymond James Financial, Inc.	19,716

		47,135

Food & Staples Retailing — 0.8%
8,200	CVS Caremark Corp.	477,076
5,300	Kroger Co. (The)	182,214
900	Wal-Mart Stores, Inc.	69,948

3,900	Walgreen Co.	193,089

		922,327

Food Products — 0.4%
5,400	ConAgra Foods, Inc.	190,998
366	Kraft Foods Group, Inc.	18,845
7,020	Mondelez International, Inc. (Class A Stock)	220,779

		430,622

Foods — 0.2%
1,764	Danone (France)	134,763
468	Fresh Market, Inc. (The)(a)	19,155
100	Post Holdings, Inc.(a)	4,379
272	United Natural Foods, Inc.(a)	13,584
1,070	WhiteWave Foods Co. (Class A Stock)(a)	18,094

		189,975

Gas Utilities
400	Atmos Energy Corp.	17,748
338	South Jersey Industries, Inc.	20,855

		38,603

Hand/Machine Tools — 0.2%
658	Franklin Electric Co., Inc.	21,299
3,400	Stanley Black & Decker, Inc.	254,354

		275,653

Healthcare Equipment & Supplies — 0.3%
441	Cantel Medical Corp.	13,940
237	MEDNAX, Inc.(a)	21,029
4,000	Medtronic, Inc.	186,720
520	Sirona Dental Systems, Inc.(a)	38,241
125	Teleflex, Inc.	9,766
525	Thoratec Corp.(a)	19,005
900	Zimmer Holdings, Inc.	68,805

		357,506

Healthcare Products — 0.4%
786	Arthrocare Corp.(a)	27,235
1,051	Cooper Cos., Inc. (The)	116,031
5,148	Covidien PLC (Ireland)	328,648
221	HeartWare International, Inc.(a)	21,481
225	Integra LifeSciences Holdings(a)	7,882

		501,277

Healthcare Providers & Services — 0.9%
1,300	Aetna, Inc.	74,672
708	Centene Corp.(a)	32,709
3,100	CIGNA Corp.	205,127
150	LifePoint Hospitals, Inc.(a)	7,200

8,990	UnitedHealth Group, Inc.	538,771
1,600	WellPoint, Inc.	116,672

		975,151

Healthcare Services — 0.1%
465	Air Methods Corp.	17,014
449	Amedisys, Inc.(a)	4,508
245	Covance, Inc.(a)	18,267
357	Emeritus Corp.(a)	9,175
1,900	Health Management Associates, Inc. (Class A Stock)(a)	21,831
429	Healthways, Inc.(a)	5,959

		76,754

Hotels & Motels — 0.2%
1,565	Wynn Resorts Ltd.	214,874

Hotels, Restaurants & Leisure — 0.2%
350	BJ’s Restaurants, Inc.(a)	12,005
325	Choice Hotels International, Inc.	12,695
200	Jack in the Box, Inc.(a)	7,170
4,080	Las Vegas Sands Corp.	229,500
1,093	Orient-Express Hotels Ltd. (Class A Stock) (Bermuda)(a)	11,039

		272,409

Household Durables
400	Harman International Industries, Inc.	17,884
275	Ryland Group, Inc. (The)	12,392

		30,276

Household Products — 0.2%
485	Helen of Troy Ltd. (Bermuda)(a)	16,917
1,900	Kimberly-Clark Corp.	196,061
100	WD-40 Co.	5,393

		218,371

Independent Power Production — 0.1%
4,700	NRG Energy, Inc.	130,989

Industrial Conglomerates — 0.2%
10,400	General Electric Co.	231,816

Insurance — 1.9%
1,340	ACE Ltd. (Switzerland)	119,448
8,500	Allstate Corp. (The)	418,710
1,227	American Equity Investment Life Holding Co.	18,699
14,080	American International Group, Inc.(a)	583,194
225	Aspen Insurance Holdings Ltd. (Bermuda)	8,593
800	Assurant, Inc.	38,032
1,150	CNO Financial Group, Inc.	13,018
537	HCC Insurance Holdings, Inc.	22,876
9,085	Marsh & McLennan Cos., Inc.	345,321
5,764	MetLife, Inc.	224,738

563	Protective Life Corp.	21,428
302	Reinsurance Group of America, Inc.	18,890
313	State Auto Financial Corp.	5,440
563	Tower Group International Ltd. (Bermuda)	10,652
1,300	Travelers Cos., Inc. (The)	111,033
422	United Fire Group, Inc.	11,799
6,900	Unum Group	192,441
664	Validus Holdings Ltd. (Bermuda)	25,637

		2,189,949

Internet & Catalog Retail — 0.5%
1,070	Amazon.com, Inc.(a)	271,577
367	priceline.com, Inc.(a)	255,428

		527,005

Internet Services — 0.3%
439	Angie’s List, Inc.(a)	10,641
200	BroadSoft, Inc.(a)	5,112
562	Digital River, Inc.(a)	8,138
650	LinkedIn Corp. (Class A Stock)(a)	124,859
2,803	Monster Worldwide, Inc.(a)	12,277
194	Netflix, Inc.(a)	41,918
200	Sourcefire, Inc.(a)	9,552
2,407	TIBCO Software, Inc.(a)	46,720
705	Trulia, Inc.(a)	20,487

		279,704

Internet Software & Services — 0.9%
6,760	eBay, Inc.(a)	354,156
4,490	Facebook, Inc. (Class A Stock)(a)	124,642
13,150	Oracle Corp.	431,057
3,820	Yahoo!, Inc.(a)	94,469

		1,004,324

Investment Companies
1,450	Ares Capital Corp.	26,332
948	KKR Financial Holdings LLC	10,134

		36,466

IT Services
725	Broadridge Financial Solutions, Inc.	18,256

Leisure Equipment & Products — 0.2%
2,200	Mattel, Inc.	100,452
1,299	Polaris Industries, Inc.	111,961

		212,413

Life Sciences Tools & Services — 0.4%
5,372	Thermo Fisher Scientific, Inc.	433,413

Machinery — 0.5%
625	Actuant Corp. (Class A Stock)	19,562
172	Chart Industries, Inc.(a)	14,587
1,580	Cummins, Inc.	168,096
379	Manitowoc Co., Inc. (The)	7,110
2,200	PACCAR, Inc.	109,516
1,100	Parker Hannifin Corp.	97,427
224	Regal-Beloit Corp.	17,611
1,304	Roper Industries, Inc.	156,024
496	Terex Corp.(a)	14,186
75	Valmont Industries, Inc.	10,930

		615,049

Manufacturing — 1.0%
398	Colfax Corp.(a)	18,575
9,508	Danaher Corp.	579,418
504	Harsco Corp.	11,002
3,180	Honeywell International, Inc.	233,857
6,240	Ingersoll-Rand PLC (Ireland)	335,712

		1,178,564

Media — 2.2%
2,200	CBS Corp. (Class B Stock)	100,716
17,066	Comcast Corp. (Special Class A Stock)	670,523
3,200	Discovery Communications, Inc. (Class A Stock)(a)	252,224
5,700	Interpublic Group of Cos., Inc. (The)	78,888
13,590	News Corp. (Class A Stock)	420,882
1,850	Time Warner Cable, Inc.	173,697
5,730	Time Warner, Inc.	342,539
2,630	Viacom, Inc. (Class B Stock)	168,294
4,800	Walt Disney Co. (The)	301,632

		2,509,395

Metals & Mining — 0.6%
493	AMCOL International Corp.	15,170
4,700	Freeport-McMoRan Copper & Gold, Inc.	143,021
225	Globe Specialty Metals, Inc.	2,938
1,359	Joy Global, Inc.	76,811
478	Northwest Pipe Co.(a)	13,045
2,222	Precision Castparts Corp.	425,046
275	Reliance Steel & Aluminum Co.	17,894
617	RTI International Metals, Inc.(a)	17,905
424	Timken Co.	22,290

		734,120

Multi-Line Retail — 0.3%
4,808	Target Corp.	339,252

Multi-Utilities — 0.2%
5,000	Public Service Enterprise Group, Inc.	183,050

Office Electronics — 0.2%
25,300	Xerox Corp.	217,074

Oil, Gas & Consumable Fuels — 2.9%
2,090	Anadarko Petroleum Corp.	177,148
2,400	Cabot Oil & Gas Corp.	163,320
5,100	Chesapeake Energy Corp.	99,654
2,300	Chevron Corp.	280,623
2,400	ConocoPhillips	145,080
170	Core Laboratories NV (Netherlands)	24,613
2,998	Dresser-Rand Group, Inc.(a)	166,719
102	Dril-Quip, Inc.(a)	8,538
990	EOG Resources, Inc.	119,948
2,050	FMC Technologies, Inc.(a)	111,315
450	Forum Energy Technologies, Inc.(a)	12,515
742	Geospace Technologies Corp.(a)	62,603
537	Gulfport Energy Corp.(a)	28,026
900	HollyFrontier Corp.	44,505
497	Lufkin Industries, Inc.	43,880
8,100	Marathon Oil Corp.	264,627
1,800	Murphy Oil Corp.	111,762
1,414	Newpark Resources, Inc.(a)	14,847
1,270	Noble Energy, Inc.	143,878
1,124	Oasis Petroleum, Inc.(a)	38,475
336	ONEOK, Inc.	17,257
2,400	Phillips 66	146,280
1,657	Pioneer Natural Resources Co.	202,535
4,000	Royal Dutch Shell PLC (Class B Stock), ADR (United Kingdom)	279,160
2,600	Royal Dutch Shell PLC, ADR (United Kingdom)	176,722
583	Swift Energy Co.(a)	7,544
555	Thermon Group Holdings, Inc.(a)	10,878
8,200	Total SA, ADR (France)	411,968
359	WGL Holdings, Inc.	16,593

		3,331,013

Paper & Forest Products — 0.3%
7,915	International Paper Co.	371,847

Pharmaceuticals — 3.3%
9,700	Abbott Laboratories	358,124
8,550	AbbVie, Inc.	393,727
2,203	Allergan, Inc.	250,151
4,600	AstraZeneca PLC, ADR (United Kingdom)	238,832
181	BioMarin Pharmaceutical, Inc.(a)	11,874
4,040	Bristol-Myers Squibb Co.	160,469
3,286	Catamaran Corp. (Canada)(a)	189,701
1,800	Eli Lilly & Co.	99,684
7,880	Endo Health Solutions, Inc.(a)	288,723
4,614	Express Scripts Holding Co.(a)	273,933
4,600	Johnson & Johnson	392,058
2,534	Mead Johnson Nutrition Co.	205,482
4,400	Merck & Co., Inc.	206,800
816	Natural Grocers by Vitamin Cottage, Inc.(a)	20,465
1,100	Novartis AG, ADR (Switzerland)	81,136

830	Perrigo Co.	99,110
10,200	Pfizer, Inc.	296,514
441	Salix Pharmaceuticals Ltd.(a)	23,060
2,000	Sanofi, ADR (France)	106,700
695	Theravance, Inc.(a)	23,456
2,190	Zoetis, Inc.	72,314

		3,792,313

Pipelines — 0.1%
2,990	Kinder Morgan, Inc.	116,909

Professional Services — 0.1%
275	ICF International, Inc.(a)	7,455
1,300	Manpowergroup, Inc.	69,108
275	Towers Watson & Co. (Class A Stock)	20,053

		96,616

Real Estate Investment Trusts — 0.7%
6,604	American Tower Corp.	554,670
5,800	Annaly Capital Management, Inc.	92,452
375	Associated Estates Realty Corp.	6,701
700	Excel Trust, Inc.	10,661
901	First Potomac Realty Trust	14,416
1,200	Hersha Hospitality Trust	7,176
325	Highwoods Properties, Inc.	13,335
4,200	Kimco Realty Corp.	99,876
1,191	Medical Properties Trust, Inc.	19,163
332	Redwood Trust, Inc.	7,576
1,208	Two Harbors Investment Corp.	14,472

		840,498

Retail & Merchandising — 1.5%
334	AutoZone, Inc.(a)	136,636
642	Cash America International, Inc.	28,010
791	Chico’s FAS, Inc.	14,452
290	Chuy’s Holdings, Inc.(a)	9,483
2,183	Costco Wholesale Corp.	236,703
877	Genesco, Inc.(a)	53,979
300	GNC Holdings, Inc. (Class A Stock)	13,599
2,100	Macy’s, Inc.	93,660
1,680	PetSmart, Inc.	114,643
3,710	Ross Stores, Inc.	245,120
8,700	Staples, Inc.	115,188
3,350	Starbucks Corp.	203,814
2,320	Tiffany & Co.	170,938
1,035	Tractor Supply Co.	110,921
1,526	Yum! Brands, Inc.	103,951

		1,651,097

Road & Rail — 0.1%
274	Landstar System, Inc.	14,977

1,300	Norfolk Southern Corp.	100,646

		115,623

Semiconductors — 0.4%
5,380	Altera Corp.	172,214
416	Cabot Microelectronics Corp.(a)	13,940
592	Cavium, Inc.(a)	18,618
1,506	Entegris, Inc.(a)	14,277
601	International Rectifier Corp.(a)	12,747
3,190	Linear Technology Corp.	116,435
625	Microsemi Corp.(a)	13,000
325	Semtech Corp.(a)	10,423
825	Skyworks Solutions, Inc.(a)	18,208
1,231	Teradyne, Inc.(a)	20,238

		410,100

Semiconductors & Semiconductor Equipment — 0.5%
4,400	Intel Corp.	105,380
1,700	KLA-Tencor Corp.	92,225
1,800	NXP Semiconductors NV (Netherlands)(a)	49,590
8,840	Texas Instruments, Inc.	320,097
504	Veeco Instruments, Inc.(a)	19,187

		586,479

Software — 1.5%
225	ACI Worldwide, Inc.(a)	10,577
2,664	CA, Inc.	71,848
1,669	Cerner Corp.(a)	161,509
3,073	Citrix Systems, Inc.(a)	191,048
623	Compuware Corp.(a)	7,476
188	Concur Technologies, Inc.(a)	13,745
567	Cornerstone OnDemand, Inc.(a)	20,571
313	Demandware, Inc.(a)	8,545
9,630	Electronic Arts, Inc.(a)	169,584
325	Fair Isaac Corp.	15,139
294	Guidewire Software, Inc.(a)	11,784
192	Imperva, Inc.(a)	7,484
1,248	MedAssets, Inc.(a)	23,375
25,455	Microsoft Corp.	842,560
2,190	PTC, Inc.(a)	52,582
712	QLIK Technologies, Inc.(a)	18,519
600	SS&C Technologies Holdings, Inc.(a)	18,414
85	Ultimate Software Group, Inc. (The)(a)	8,210
475	Verint Systems, Inc.(a)	15,694

		1,668,664

Specialty Retail — 0.1%
1,034	Aaron’s, Inc.(a)	29,686
100	DSW, Inc. (Class A Stock)	6,612
771	Francesca’s Holdings Corp.(a)	22,020
275	Group 1 Automotive, Inc.	16,632

1,900	Lowe’s Cos., Inc.	72,998

		147,948

Telecommunications — 0.7%
6,155	CenturyLink, Inc.	231,243
398	EZchip Semiconductor Ltd. (Israel)(a)	9,078
286	IPG Photonics Corp.	18,213
402	Ixia(a)	6,621
541	NICE Systems Ltd., ADR (Israel)(a)	19,189
7,940	QUALCOMM, Inc.	489,263
182	SBA Communications Corp. (Class A Stock)(a)	14,376

		787,983

Textiles, Apparel & Luxury Goods — 0.4%
1,490	Michael Kors Holdings Ltd.(a)	84,841
2,310	NIKE, Inc. (Class B Stock)	146,916
375	Steven Madden Ltd.(a)	18,236
818	VF Corp.	145,784
225	Wolverine World Wide, Inc.	10,748

		406,525

Tobacco — 0.3%
2,800	Altria Group, Inc.	102,228
2,340	Philip Morris International, Inc.	223,681

		325,909

Trading Companies & Distributors
325	United Rentals, Inc.(a)	17,098
250	WESCO International, Inc.(a)	17,923

		35,021

Transportation — 0.5%
495	Bristow Group, Inc.	31,284
100	Celadon Group, Inc.	1,679
175	Con-way, Inc.	5,915
3,175	Expeditors International of Washington, Inc.	114,078
409	GATX Corp.	20,838
1,680	Kansas City Southern	183,238
999	Quality Distribution, Inc.(a)	7,952
984	Union Pacific Corp.	145,593

		510,577

Wireless Telecommunication Services — 0.2%
7,500	Vodafone Group PLC, ADR (United Kingdom)	229,425
	TOTAL COMMON STOCKS (cost $38,019,231)	48,075,599

EXCHANGE TRADED FUND
400	iShares Russell 2000 Value Index Fund (cost $32,583)	33,536

Moody’s Ratings†	Principal Amount (000)#
ASSET-BACKED SECURITIES — 3.6%
BBB+(c)	238	Asset Backed Funding Certificates, Series 2004-OPT5, Class A1 0.90%(b), 06/25/34	228,382
Ca	854	JPMorgan Mortgage Acquisition Trust, Series 2006-WF1, Class A4 6.13%, 07/25/36	568,229
C	83	Merrill Lynch Mortgage Investors Trust, Series 2006-RM5, Class A2A 0.26%(b), 10/25/37	20,732
Caa3	575	Series 2007-MLN1, Class A2A 0.31%(b), 03/25/37	408,769
AAA(c)	33	Plymouth Rock CLO Ltd., Series 2010-1A, Class A, 144A 1.79%(b), 02/16/19	33,275
Caa3	483	Sierra Madre Funding Ltd., (Cayman Islands)(h) Series 2004-1A, Class 1A, 144A 0.58%(b), 09/07/39	352,849
Caa3	1,148	Series 2004-1A, Class ALTB, 144A 0.60%(b), 09/07/39	840,795
Aaa	905	SLM Student Loan Trust, Series 2008-9, Class A 1.776%(b), 04/25/23	942,675
Ca	53	Soundview Home Equity Loan Trust, Series 2006-NLC1, Class A1, 144A 0.26%(b), 11/25/36	21,204
Aaa	700	Venture CDO Ltd., Series 2007-8A, Class A2A, 144A (Cayman Islands) 0.496%(b), 07/22/21	677,221

		TOTAL ASSET-BACKED SECURITIES (cost $3,921,424)	4,094,131

CORPORATE BONDS — 15.3%
Airlines — 0.3%
Ba2	300	United Airlines, Inc., Sr. Sec’d. Notes, 144A 6.75%, 09/15/15	313,875

Automobile Manufacturers — 0.6%
A3	700	Daimler Finance North America LLC, Sr. Unsec’d. Notes, 144A 0.894%(b), 03/28/14	701,534

Building & Construction
Ba3	100	Urbi Desarrollos Urbanos SAB de CV, Sr. Unsec’d. Notes, 144A (Mexico) 9.50%, 01/21/20	30,500

Capital Markets — 1.3%
A3	AUD 1,500	Goldman Sachs Group, Inc. (The), Sr. Unsec’d. Notes 3.568%(b), 04/12/16	1,512,775

Diversified Financial Services — 2.4%
Baa1	200	AK Transneft OJSC Via TransCapitalInvest Ltd., Sr. Unsec’d. Notes (Ireland) 8.70%, 08/07/18	255,250
Ba1	200	Ford Motor Credit Co. LLC, Sr. Unsec’d. Notes 5.625%, 09/15/15	218,271
Ba1	500	7.00%, 10/01/13	512,683
Ba3	700	International Lease Finance Corp., Sr. Sec’d. Notes, 144A 7.125%, 09/01/18	833,000
Aa3	800	JPMorgan Chase & Co., Sr. Unsec’d. Notes 4.25%, 10/15/20	896,060

			2,715,264

Electric Utilities — 0.6%
Baa1	600	Ameren Illinois Co., Sr. Sec’d. Notes 6.25%, 04/01/18	730,372

Financial — Bank & Trust — 1.6%
Aa3	100	Abbey National Treasury Services PLC, Bank Gtd. Notes, 144A (United Kingdom) 3.875%, 11/10/14	103,922
Baa1	600	Banco Santander Brazil SA, Sr. Unsec’d. Notes, 144A (Brazil) 2.38%(b), 03/18/14	598,570
BB+(c)	800	Lloyds TSB Bank PLC, Jr. Sub. Notes, 144A (United Kingdom) 12.00%(b), 12/29/49	1,080,000

			1,782,492

Financial Services — 2.4%
B1	600	Ally Financial, Inc., Gtd. Notes 8.00%, 03/15/20	754,500
NR	500	Lehman Escrow Bonds,(d) Sr. Unsec’d. Notes, MTN 5.625%, 01/24/14	120,000
NR	400	6.875%, 05/02/18	96,500
Baa1	500	Merrill Lynch & Co., Inc., Sr. Unsec’d. Notes, MTN 6.875%, 04/25/18	607,847
Baa2	600	TNK-BP Finance SA, Gtd. Notes (Luxembourg) 6.625%, 03/20/17	684,000
Aa3	400	UBS AG, Notes (Switzerland) 4.875%, 08/04/20	467,994

			2,730,841

Healthcare Providers & Services —0.5%
Baa3	500	Cardinal Health, Inc., Sr. Unsec’d. Notes 6.00%, 06/15/17	584,514

Insurance — 0.6%
Baa1	500	American International Group, Inc., Sr. Unsec’d. Notes 8.25%, 08/15/18	648,396

IT Services — 0.4%
A2		500	HP Enterprise Services LLC, Sr. Unsec’d. Notes 6.00%, 08/01/13	506,453

Metals & Mining — 0.6%
Ba1		600	CSN Resources SA, Gtd. Notes, 144A (Luxembourg) 6.50%, 07/21/20	642,000

Oil, Gas & Consumable Fuels — 1.3%
A2		400	BP Capital Markets PLC, Gtd. Notes (United Kingdom) 3.125%, 10/01/15	423,140
A2		300	4.50%, 10/01/20	347,721
Baa1		500	Pride International, Inc., Gtd. Notes 7.875%, 08/15/40	747,570

				1,518,431

Pharmaceuticals — 0.3%
B1		300	Valeant Pharmaceuticals International, Gtd. Notes, 144A 6.75%, 08/15/21	331,500

Tobacco — 0.3%
Baa1		237	Altria Group, Inc., Gtd. Notes 9.70%, 11/10/18	332,246

Transportation — 2.1%
Baa3		2,000	Con-way, Inc., Sr. Unsec’d. Notes 7.25%, 01/15/18	2,364,324

			TOTAL CORPORATE BONDS (cost $15,141,054)	17,445,517

FOREIGN GOVERNMENT BONDS — 3.9%
Aaa	EUR	1,600	Bundesschatzanweisungen, Unsec’d. Notes (Germany) 0.75%, 09/13/13	2,112,600
Aaa	CAD	200	Canada Housing Trust No. 1, Gov’t. Gtd. Notes (Canada) 2.40%, 12/15/22	203,192
Aa2	CAD	400	Province of Ontario Canada, Unsec’d. Notes (Canada) 3.15%, 06/02/22	417,561
Baa2	BRL	1,300	Republic of Brazil, Sr. Unsec’d. Notes (Brazil) 12.50%, 01/05/22	893,415
BBB(c)		700	Vnesheconombank Via VEB Finance PLC, Sr. Unsec’d. Notes, 144A (Russia) 5.375%, 02/13/17	761,670

			TOTAL FOREIGN GOVERNMENT BONDS (cost $3,990,334)	4,388,438

MUNICIPAL BONDS — 1.5%
California — 0.4%
Aa3		400	California State Public Works Board Lease, Revenue Bonds 7.804%, 03/01/35	479,228

Illinois — 0.6%
Aa3		200	Chicago Transit Authority, Series A, Revenue Bonds 6.899%, 12/01/40	256,904

Aa3		300	Chicago Transit Authority, Series B, Revenue Bonds 6.899%, 12/01/40	385,356

				642,260

New York — 0.2%
AAA(c)		100	New York State Thruway Authority, Revenue Bonds 5.00%, 03/15/27	119,534
AAA(c)		100	5.00%, 03/15/26	120,526

				240,060

Texas — 0.3%
AAA(c)		300	Dallas County Hospital District, Series B, General Obligation Ltd. 6.171%, 08/15/34	359,292

			TOTAL MUNICIPAL BONDS (cost $1,435,198)	1,720,840

RESIDENTIAL MORTGAGE-BACKED SECURITIES — 4.3%
Ca		255	American Home Mortgage Assets Trust, Series 2006-1, Class 2A1 0.39%(b), 05/25/46	183,078
D(c)		110	Bear Stearns Adjustable Rate Mortgage Trust, Series 2007-3, Class 1A1 2.991%(b), 05/25/47	90,986
B2		141	Bear Stearns ALT-A Trust, Series 2005-4, Class 23A2 2.725%(b), 05/25/35	140,372
Caa3		1,303	Series 2006-2, Class 21A1 2.891%(b), 03/25/36	937,621
A2	EUR	500	Berica ABS SRL, Series 2011-1, Class A1 (Italy) 0.513%(b), 12/30/55	632,697
Ca		233	Countrywide Alternative Loan Trust, Series 2006-OA9, Class 2A1A 0.409%(b), 07/20/46	132,166
Aaa		10	Fannie Mae, Series 1992-146, Class PZ 8.00%, 08/25/22	11,627
Aaa		360	FHLMC Structured Pass-Through Securities, Series T-61, Class 1A1 1.578%(b), 07/25/44	369,236
Aaa		17	Freddie Mac, Series 41, Class F 10.00%, 05/15/20	17,536
A+(c)		154	GSR Mortgage Loan Trust, Series 2005-AR6, Class 2A1 2.662%(b), 09/25/35	158,823
C		780	Series 2006-OA1, Class 2A2 0.46%(b), 08/25/46	212,842
Caa1		542	HomeBanc Mortgage Trust, Series 2006-1, Class 4A1 5.478%(b), 04/25/37	446,287

D(c)		457	JPMorgan Alternative Loan Trust, Series 2006-A1, Class 4A1 2.811%(b), 03/25/36	382,276
Aaa		200	Permanent Master Issuer PLC, (United Kingdom) Series 2011-1A, Class 1A1, 144A(h) 1.677%(b), 07/15/42	201,614
Aaa	EUR	500	Series 2011-1A, Class 1A3, 144A 1.511%(b), 07/15/42	663,042
NR		92	Vendee Mortgage Trust, Series 2000-1, Class 1A 6.523%(b), 01/15/30	109,924
Caa1		252	Washington Mutual Mortgage Pass-Through Certificates, Series 2006-AR15, Class 2A 2.462%(b), 11/25/46	239,391

			TOTAL RESIDENTIAL MORTGAGE-BACKED SECURITIES (cost $4,925,048)	4,929,518

U.S. GOVERNMENT AGENCY OBLIGATIONS — 14.0%
		5	Federal Home Loan Mortgage Corp. 2.36%(b), 08/01/23	5,732
		137	2.836%(b), 03/01/36	146,670
		55	5.50%, 01/01/38	60,226
		4,873	Federal National Mortgage Assoc. 2.50%, 10/01/27-01/01/43	5,067,114
		241	2.533%(b), 06/01/35	257,309
		1,605	3.50%, 09/01/26	1,706,303
		29	3.87%(b), 05/01/36	31,118
		605	4.50%, 03/01/24 - 07/01/25	650,083
		15	5.00%, 06/01/23	16,256
		35	7.50%, 01/01/32	36,189
		4	Government National Mortgage Assoc. 1.75%(b), 09/20/22	3,973
		2,463	2.50%, 10/15/27 - 04/20/28	2,585,578
		5,000	3.00%, TBA	5,320,312
		19	4.50%, 08/15/33 - 09/15/33	21,071
		34	8.50%, 02/20/30 - 06/15/30	40,535

			TOTAL U.S. GOVERNMENT AGENCY OBLIGATIONS (cost $15,798,900)	15,948,469

U.S. TREASURY OBLIGATIONS — 15.2%
		1,600	U.S. Treasury Bonds 1.625%, 11/15/22	1,597,750
		600	1.75%, 05/15/22	610,735
		3,200	2.00%, 11/15/21(e)	3,344,998
		2,100	2.125%, 08/15/21	2,222,390
		900	2.75%, 11/15/42(e)	873,000
		100	3.125%, 02/15/42(e)	105,063
		100	3.75%, 08/15/41	117,953
		100	4.375%, 02/15/38	129,828
		100	7.50%, 11/15/24	159,156
		36	8.125%, 05/15/21	54,970
		2,700	U.S. Treasury Inflationary Indexed Bonds, TIPS 0.125%, 01/15/22 - 01/15/23	3,003,688
		200	2.125%, 02/15/41	310,131
		100	2.375%, 01/15/25	165,644

300	2.50%, 01/15/29		460,481
100	U.S. Treasury Notes 0.75%, 02/28/18		100,523
100	0.875%, 02/28/17		101,578
500	1.25%, 02/29/20		505,898
900	1.625%, 08/15/22		902,602
200	2.00%, 02/15/23		205,875
700	2.125%, 12/31/15		734,180
100	2.375%, 05/31/18		108,469
1,338	2.625%, 08/15/20 - 11/15/20		1,475,172

	TOTAL U.S. TREASURY OBLIGATIONS (cost $16,733,894)		17,290,084

	TOTAL LONG-TERM INVESTMENTS (cost $99,997,666)		113,926,132

SHORT-TERM INVESTMENTS — 7.1%
REPURCHASE AGREEMENT(l) — 3.6%
4,100	Citigroup Global Markets, Inc., 0.18%, dated 04/30/13, due 05/01/13 in the amount of $4,100,021 (cost $4,100,000)		4,100,000

Shares
AFFILIATED MONEY MARKET MUTUAL FUND — 2.9%
3,302,289	Prudential Investment Portfolios 2 — Prudential Core Taxable Money Market Fund (cost $3,302,289)(f)		3,302,289

Principal Amount (000)#
CERTIFICATE OF DEPOSIT(g) — 0.6%
700	Banco do Brasil New York, (cost $697,822) 1.97%, 06/28/13		699,564

Notional Amount (000)#		Counterparty
OPTION PURCHASED(a)(k)
Call Option
200	Currency Option USD vs CNY expiring 05/16/13, @ FX Rate 6.51 (cost $1,035)	JPMorgan Chase	—

	TOTAL SHORT-TERM INVESTMENTS (cost $8,101,146)		8,101,853

	TOTAL INVESTMENTS, BEFORE OPTIONS WRITTEN AND SECURITIES SOLD SHORT — 107.1% (cost $108,098,812)(i)		122,027,985

OPTIONS WRITTEN(a)(j)
Call Options
400	Interest Rate Swap Options, Pay a fixed rate of 1.80% and receive a floating rate based on 3-month LIBOR, expiring 07/29/13	Morgan Stanley	(2,210)

	100	Pay a fixed rate of 1.80% and receive a floating rate based on 3-month LIBOR, expiring 07/29/13	Barclays Capital Group	(553)
	800	Pay a fixed rate of 1.80% and receive a floating rate based on 3-month LIBOR, expiring 07/29/13	J.P. Morgan Securities	(4,420)
	200	Pay a fixed rate of 0.75% and receive a floating rate based on 3-month LIBOR, expiring 09/03/13	Deutsche Bank	(188)
	300	Pay a fixed rate of 0.75% and receive a floating rate based on 3-month LIBOR, expiring 09/03/13	Bank of America	(282)
	1,500	Pay a fixed rate of 0.75% and receive a floating rate based on 3-month LIBOR, expiring 09/03/13	Morgan Stanley & Co., Inc.	(1,409)

				(9,062)

Put Options
EUR	600	Interest Rate Swap Options, Receive a fixed rate of 1.15% and pay a floating rate based on 6-month Euribor, expiring 07/24/13	Credit Suisse First Boston Corp.	(1)
EUR	1,300	Receive a fixed rate of 1.15% and pay a floating rate based on 6-month Euribor, expiring 07/24/13	Bank of America	(2)
EUR	1,000	Receive a fixed rate of 1.70% and pay a floating rate based on 6-month Euribor, expiring 07/24/13	Barclays Capital Group	(13)
EUR	600	Receive a fixed rate of 1.70% and pay a floating rate based on 6-month Euribor, expiring 07/24/13	Deutsche Bank	(8)
	400	Receive a fixed rate of 2.65% and pay a floating rate based on 3-month LIBOR, expiring 07/29/13	Morgan Stanley	(203)
	100	Receive a fixed rate of 2.65% and pay a floating rate based on 3-month LIBOR, expiring 07/29/13	Barclays Capital Group	(51)
	800	Receive a fixed rate of 2.65% and pay a floating rate based on 3-month LIBOR, expiring 07/29/13	J.P. Morgan Securities	(406)
	300	Receive a fixed rate of 1.25% and pay a floating rate based on 3-month LIBOR, expiring 09/03/13	Bank of America	(489)
	200	Receive a fixed rate of 1.25% and pay a floating rate based on 3-month LIBOR, expiring 09/03/13	Deutsche Bank	(326)
	1,500	Receive a fixed rate of 1.25% and pay a floating rate based on 3-month LIBOR, expiring 09/03/13	Morgan Stanley & Co., Inc.	(2,445)
	1,800	Receive a fixed rate of 1.40% and pay a floating rate based on 3-month LIBOR, expiring 09/03/13	Deutsche Bank	(1,710)

				(5,654)

		TOTAL OPTIONS WRITTEN (premiums received $36,751)		(14,716)

	Principal Amount (000)#
SECURITIES SOLD SHORT — (2.8)%
U.S. GOVERNMENT AGENCY OBLIGATIONS
	2,000	Federal National Mortgage Assoc. 2.50%, TBA		(2,091,250)
	1,000	3.50%, TBA		(1,062,227)

TOTAL SECURITIES SOLD SHORT (proceeds received $3,147,031)	(3,153,477)

TOTAL INVESTMENTS, NET OF OPTIONS WRITTEN AND SECURITIES SOLD SHORT — 104.3% (cost $104,915,030)	118,859,792
LIABILITIES IN EXCESS OF OTHER ASSETS(m) — (4.3)%	(4,927,449)

NET ASSETS — 100%	$113,932,343

The following abbreviations are used in the Portfolio descriptions:

144A	Security was purchased pursuant to Rule 144A under the Securities Act of 1933 and may not be resold subject to that rule except to qualified institutional buyers. Unless otherwise noted, 144A securities are deemed to be liquid.
ADR	American Depositary Receipt
CDO	Collaterlized Debt Obligation
CLO	Collateralized Loan Obligations
Euribor	Euro Interbank Offered Rate
FHLMC	Federal Home Loan Mortgage Corporation
LIBOR	London Interbank Offered Rate
MTN	Medium Term Note
NR	Not Rated by Moody’s or Standard & Poor’s
SLM	Student Loan Mortgage
TBA	To Be Announced
TIPS	Treasury Inflation Protected Securities
AUD	Australian Dollar
BRL	Brazilian Real
CAD	Canadian Dollar
CNY	Chinese Yuan
EUR	Euro
GBP	British Pound
JPY	Japanese Yen
MXN	Mexican Peso
NOK	Norwegian Krone
USD	United States Dollar

†	The ratings reflected are as of April 30, 2013. Ratings of certain bonds may have changed subsequent to that date. The Fund’s current Statement of Additional Information contains a description of Moody’s and Standard & Poor’s ratings.
#	Principal and notional amount is shown in U.S. dollars unless otherwise stated.
(a)	Non-income producing security.
(b)	Variable rate instrument. The interest rate shown reflects the rate in effect at April 30, 2013.
(c)	Standard & Poor’s rating.
(d)	Represents issuer in default on interest payments. Non-income producing security.
(e)	Represents security, or a portion thereof, segregated as collateral for futures contracts.
(f)	Prudential Investments LLC, the manager of the Fund, also serves as manager of the Prudential Investment Portfolios 2 — Prudential Core Taxable Money Market Fund.
(g)	Rates shown are the effective yields at purchase date.
(h)	Indicates a security or securities that have been deemed illiquid.
(i)	The United States federal income tax basis of the Schedule of Investments was $110,095,823; accordingly, net unrealized appreciation on investments for federal income tax purposes was $11,932,162 (gross unrealized appreciation $12,726,242; gross unrealized depreciation $794,080). The difference between book and tax basis is primarily attributable to deferred losses on wash sales and straddles as of the most recent fiscal year end.
(j)	The amount represents fair value of derivative instruments subject to interest rate contracts risk exposure of as of April 30, 2013.
(k)	The amount represents fair value of derivative instruments subject to foreign exchange contracts risk exposure as of April 30, 2013.
(l)	Repurchase agreement is collateralized by U.S.Treasury Notes (coupon rate 2.125%, maturity date 02/29/16), with the aggregate value, including accrued interest of $4,188,836.

(m)	Includes net unrealized appreciation (depreciation) on the following derivative contracts held at reporting period end:

Futures contracts open at April 30, 2013:

Number of Contracts	Type	Expiration Date	Value at Trade Date	Value at April 30, 2013	Unrealized Appreciation (Depreciation) (1)(2)
	Short Positions:
35	5 Year USD Deliverable Interest Rate Swap	Jun. 2013	$3,481,953	$3,519,688	$(37,735)
34	5 Year U.S. Treasury Notes	Jun. 2013	4,194,750	4,237,781	(43,031)
4	10 Year USD Deliverable Interest Rate Swap	Jun. 2013	397,313	403,937	(6,624)
5	10 Year U.S. Treasury Notes	Jun. 2013	657,695	666,797	(9,102)
2	Euro-OAT	Jun. 2013	352,890	368,193	(15,303)

					$(111,795)

(1)	Cash of $38,000 and U.S. Treasury Securities with a market value of $66,892 has been segregated to cover requirements for open futures contracts at April 30, 2013.
(2)	The amount represents fair value of derivative instruments subject to interest rate contracts risk exposure as of April 30, 2013.

Forward foreign currency exchange contracts outstanding at April 30, 2013:

Purchase Contracts	Counterparty	Notional Amount (000)		Value at Settlement Date Payable	Current Value	Unrealized Appreciation (Depreciation)(1)
Canadian Dollar, Expiring 06/20/13	Royal Bank of Canada	CAD	32	$31,131	$31,725	$594
Chinese Yuan, Expiring 08/05/13	Deutsche Bank	CNY	743	118,602	119,908	1,306
Euro, Expiring 05/02/13	BNP Paribas	EUR	1,525	1,981,738	2,008,376	26,638
Expiring 10/11/13	JPMorgan Chase	EUR	864	1,124,496	1,139,254	14,758
Mexican Peso, Expiring 06/27/13	BNP Paribas	MXN	253	20,786	20,735	(51)
Expiring 06/27/13	UBS Securities	MXN	8,489	659,544	695,758	36,214
Norwegian Krone, Expiring 05/15/13	Hong Kong & Shanghai Bank	NOK	1,905	344,692	330,161	(14,531)

				$4,280,989	$4,345,917	$64,928

Sale Contracts	Counterparty	Notional Amount (000)		Value at Settlement Date Receivable	Current Value	Unrealized Appreciation (Depreciation)(1)
Australian Dollar, Expiring 05/02/13	Deutsche Bank	AUD	2,162	$2,213,791	$2,240,983	$(27,192)
Expiring 06/13/13	UBS Securities	AUD	2,162	2,234,860	2,236,589	(1,729)

Brazilian Real, Expiring 06/04/13	Credit Suisse First Boston Corp.	BRL	1,472	742,956	732,612	10,344
Expiring 06/04/13	UBS Securities	BRL	225	112,000	112,063	(63)
Expiring 06/04/13	Hong Kong & Shanghai Bank	BRL	426	212,000	212,108	(108)
British Pound, Expiring 06/12/13	Royal Bank of Scotland Group PLC	GBP	130	198,235	201,878	(3,643)
Expiring 06/12/13	Royal Bank of Canada	GBP	291	439,986	451,896	(11,910)
Canadian Dollar, Expiring 06/20/13	Royal Bank of Canada	CAD	615	597,316	609,709	(12,393)
Euro, Expiring 05/02/13	BNP Paribas	EUR	1,525	1,949,533	2,008,376	(58,843)
Expiring 06/04/13	BNP Paribas	EUR	1,525	1,982,168	2,008,816	(26,648)
Expiring 09/13/13	JPMorgan Chase	EUR	1,600	1,971,600	2,109,248	(137,648)
Expiring 10/11/13	JPMorgan Chase	EUR	108	130,996	142,407	(11,411)
Expiring 10/11/13	JPMorgan Chase	EUR	756	932,564	996,848	(64,284)
Japanese Yen, Expiring 05/15/13	JPMorgan Chase	JPY	49,671	507,663	509,563	(1,900)
Mexican Peso, Expiring 05/03/13	BNP Paribas	MXN	253	20,881	20,831	50
Expiring 06/27/13	Morgan Stanley	MXN	2,644	217,000	216,724	276
Expiring 06/27/13	Morgan Stanley	MXN	2,825	232,000	231,533	467
Expiring 06/27/13	UBS Securities	MXN	1,694	139,000	138,856	144
Expiring 06/27/13	UBS Securities	MXN	2,826	232,000	231,626	374

				$15,066,549	$15,412,666	$(346,117)

(1)	The amount represents fair value of derivative instruments subject to foreign exchange contracts risk exposure as of April 30, 2013.

Interest rate swap agreements outstanding at April 30, 2013:

Notional Amount (000)		Termination Date	Fixed Rate	Floating Rate	Fair Value	Upfront Premiums Paid (Received)	Unrealized Appreciation (Depreciation)(2)	Counterparty
Over-the-counter swap agreements:
AUD	1,200	03/15/18	3.750%	6 month Australian Bank Bill rate(1)	$26,923	$1,168	$25,755	Deutsche Bank
AUD	800	03/15/23	4.000%	6 month Australian Bank Bill rate(1)	18,935	(4,892)	23,827	Goldman Sachs & Co.
AUD	600	03/15/18	3.750%	6 month Australian Bank Bill rate(1)	13,461	1,091	12,370	Goldman Sachs & Co.
AUD	400	12/15/17	5.500%	6 month Australian Bank Bill rate(1)	43,776	(1,249)	45,025	Barclays Bank PLC
AUD	200	12/15/17	5.500%	6 month Australian Bank Bill rate(1)	21,888	(562)	22,450	Deutsche Bank
BRL	3,100	01/02/17	8.500%	Brazilian overnight interbank lending rate(1)	617	(2,360)	2,977	Credit Suisse First Boston Corp.
BRL	2,900	01/02/15	9.890%	Brazilian overnight interbank lending rate(1)	61,021	—	61,021	Bank of America Securities LLC
BRL	2,200	01/02/15	7.620%	Brazilian overnight interbank lending rate(1)	(6,189)	(4,153)	(2,036)	Deutsche Bank
BRL	2,100	01/02/15	7.550%	Brazilian overnight interbank lending rate(1)	(7,069)	(4,533)	(2,536)	Goldman Sachs & Co.
BRL	1,900	01/02/15	9.930%	Brazilian overnight interbank lending rate(1)	40,795	320	40,475	UBS AG
BRL	1,500	01/02/15	9.940%	Brazilian overnight interbank lending rate(1)	32,374	—	32,374	Goldman Sachs & Co.
BRL	1,500	01/02/15	7.800%	Brazilian overnight interbank lending rate(1)	(1,533)	(266)	(1,267)	Morgan Stanley & Co.
BRL	1,400	01/02/15	7.890%	Brazilian overnight interbank lending rate(1)	(403)	436	(839)	JPMorgan Chase
BRL	1,400	01/02/17	8.860%	Brazilian overnight interbank lending rate(1)	10,472	989	9,483	Bank of America Securities LLC
BRL	900	01/02/15	8.630%	Brazilian overnight interbank lending rate(1)	6,977	5,588	1,389	Morgan Stanley & Co.
BRL	200	01/02/15	9.930%	Brazilian overnight interbank lending rate(1)	4,296	34	4,262	Morgan Stanley & Co.
BRL	100	01/02/17	9.210%	Brazilian overnight interbank lending rate(1)	817	136	681	Deutsche Bank
BRL	100	01/02/14	7.420%	Brazilian overnight interbank lending rate(1)	(304)	(181)	(123)	Bank of America Securities LLC
MXN	7,300	06/02/21	7.500%	28 day Mexican interbank rate(1)	104,007	20,656	83,351	UBS AG

					$370,861	$12,222	$358,639

Notional Amount (000)#		Termination Date	Fixed Rate	Floating Rate	Value at April 30, 2013	Value at Trade Date	Unrealized Appreciation (Depreciation)(2)
Exchange-traded swap agreements:
	3,200	03/20/18	1.400%	3 month LIBOR(1)	$(91,201)	$—	$(91,201)
AUD	700	03/15/23	3.750%	6 month Australian Bank Bill rate(1)	(1,348)	(4,594)	3,246
EUR	1,200	03/21/17	2.000%	6 month Euribor(1)	89,760	(7,203)	96,963
EUR	200	09/18/23	2.000%	6 month Euribor(1)	(11,280)	(2,697)	(8,583)

					$(14,069)	$(14,494)	$425

(1)	Fund pays the floating rate and receives the fixed rate.
(2)	The amount represents the fair value of derivative instruments subject to interest rate contracts risk exposure as of April 30, 2013.
#	Notional amount is shown in U.S. dollars unless otherwise stated.

Credit default swap agreements outstanding at April 30, 2013:

Reference Entity/Obligation	Termination Date	Fixed Rate	Notional Amount (000)(4)#	Fair Value(3)	Upfront Premiums Paid (Received)	Unrealized Depreciation(5)	Counterparty
Over-the-counter credit default swaps on credit indices—Sell Protection (1):
Dow Jones CDX IG5 10Y Index	12/20/15	0.460%	1,500	$(7,125)	$—	$(7,125)	Morgan Stanley & Co.
Dow Jones CDX IG5 10Y Index	12/20/15	0.460%	470	(2,297)	—	(2,297)	Morgan Stanley & Co.

				$(9,422)	$—	$(9,422)

The Fund entered into credit default swap agreements on credit indices as the protection seller to provide a measure of protection against the current portfolio of investments’ exposure to market conditions, or to take an active position with respect to the likelihood of a particular issuer’s default or the referenced entity’s credit soundness.

Reference Entity/Obligation	Termination Date	Fixed Rate	Notional Amount (000)(4)#		Fair Value	Upfront Premiums Paid (Received)	Unrealized Appreciation (Depreciation)(5)	Counterparty
Over-the-counter credit default swaps—Buy Protection (2):
Cardinal Health Inc.,	06/20/17	0.560%		500	$(5,481)	$—	$(5,481)	UBS AG
Con-way, Inc.,	03/20/18	1.830%		2,000	16,572	—	16,572	Bank of America Securities LLC
Embarq Corp.	03/20/14	1.250%		400	(3,945)	—	(3,945)	Deutsche Bank
Embarq Corp.	06/20/13	1.000%		200	(440)	(132)	(308)	Barclays Bank PLC
Embarq Corp.	03/20/14	1.270%		200	(2,013)	—	(2,013)	Deutsche Bank
Embarq Corp.	03/20/14	1.430%		100	(1,163)	—	(1,163)	Deutsche Bank
Spectra Energy Capital	06/20/18	0.840%		1,000	9,450	—	9,450	Deutsche Bank
Vertical CDO, Ltd.	02/09/46	2.200%		600	552,196	—	552,196	Citigroup, Inc.

					$565,176	$(132)	$565,308

Reference Entity/Obligation	Termination Date	Fixed Rate	Notional Amount (000)(4)#		Value at April 30, 2013	Value at Trade Date	Unrealized Appreciation (Depreciation)(5)
Exchange-traded credit default swaps—Buy Protection (2):
Dow Jones CDX IG09 10Y Index	12/20/17	0.800%		4,453	$10,840	$198,344	$(187,504)
Dow Jones CDX IG10 10Y Index	06/20/18	1.500%		10,454	(294,613)	94,242	(388,855)
Dow Jones CDX IG10 5Y Index	06/20/13	1.550%		6,195	(15,496)	(28,645)	13,149
Dow Jones CDX IG14 5Y Index	06/20/15	1.000%		2,100	(37,820)	9,434	(47,254)
Dow Jones CDX HY15 5Y Index	12/20/15	5.000%		768	(73,963)	(59,136)	(14,827)
Dow Jones iTraxx 17	06/20/17	1.000%	EUR	100	(1,110)	107	(1,217)

					$(412,162)	$214,346	$(626,508)

(1)	If the Fund is a seller of protection, it receives the fixed rate. When a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) pay a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.
(2)	If the Fund is a buyer of protection, it pays the fixed rate. When a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) receive from the seller of protection an amount equal to the notional amount of the swap and make delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) receive a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.
(3)	The fair value of credit default swap agreements on credit indices serves as an indicator of the current status of the payment/performance risk and represents the likelihood of an expected liability (or profit) for the credit derivative should the notional amount of the swap agreement be closed/sold as of the reporting date. Increasing fair value in absolute terms, represents a deterioration of the referenced entity’s credit soundness and a greater likelihood of risk of default or other credit event occurring as defined under the terms of the agreement.
(4)	Notional amount represents the maximum potential amount the Fund could be required to pay as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.
(5)	The amount represents the fair value of derivative instruments subject to credit contracts risk exposure as of April 30, 2013.
#	Notional amount is shown in U.S. dollars unless otherwise stated.

Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in the three broad levels listed below.

Level 1 - quoted prices generally in active markets for identical securities.

Level 2 - other significant observable inputs including, but not limited to, quoted prices for similar securities, interest rates and yield curves, prepayment speeds, foreign currency exchange rates, and amortized cost.

Level 3 - significant unobservable inputs for securities valued in accordance with Board approved fair valuation procedures.

The following is a summary of the inputs used as of April 30, 2013 in valuing such portfolio securities:

	Level 1	Level 2	Level 3
Investments in Securities
Common Stocks	$48,075,599	$—	$—
Exchange Traded Fund	33,536	—	—
Asset-Backed Securities	—	2,900,487	1,193,644
Corporate Bonds	—	17,445,517	—
Foreign Government Bonds	—	4,388,438	—
Municipal Bonds	—	1,720,840	—
Residential Mortgage-Backed Securities	—	4,929,518	—
U.S. Government Agency Obligations	—	15,948,469	—
U.S. Treasury Obligations	—	17,290,084	—
Affiliated Money Market Mutual Fund	3,302,289	—	—
Certificate of Deposit	—	699,564	—
Options Purchased	—	—	—
Repurchase Agreement	—	4,100,000	—
Options Written	—	(14,716)	—
Securities Sold Short-U.S. Government Mortgage-Backed Obligation	—	(3,153,477)	—
Other Financial Instruments*
Futures	(111,795)	—	—
Forward foreign currency exchange contracts	—	(281,189)	—
Interest rate swap agreements	425	358,639	—
Credit default swap agreements	(626,508)	3,690	552,196

Total	$50,673,546	$66,335,864	$1,745,840

The following is a reconciliation of assets in which significant unobservable inputs (Level 3) were used in determining fair value:

	Asset-Backed Securities	Credit Default Swap Agreements
Balance as of 7/31/12	$1,339,864	$552,130
Accrued discounts/premiums	17,532	—
Realized gain (loss)	—	—
Change in unrealized appreciation (depreciation)**	88,085	66
Purchases	—	—
Sales	(251,837)	—
Transfers into Level 3	—	—
Transfers out of Level 3	—	—

Balance as of 4/30/13	$1,193,644	$552,196

*	Other financial instruments are derivative instruments not reflected in the Schedule of Investments, such as futures, forwards and swap contracts, which are recorded at the unrealized appreciation/depreciation on the instrument.
**	Of which, $72,394 was included in Net Assets relating to securities held at the reporting period end.

Level 3 securities as presented in the table above are being fair valued using pricing methodologies approved by the Valuation Committee, which contain unobservable inputs. Such methodologies include, but are not limited to, using prices provided by a single broker/dealer, the cost of the investment, and broker quotes adjusted for changes in yields of comparable U.S. Government and other securities using fixed income securities valuation model.

Target Asset Allocation Funds/Target Growth Allocation Fund

Schedule of Investments

as of April 30, 2013 (Unaudited)

Shares	Description	Value
LONG-TERM INVESTMENTS — 96.0%
COMMON STOCKS — 95.8%
Advertising — 0.1%
1,810	Marin Software, Inc.*	$ 26,607
9,532	WPP PLC (United Kingdom)	157,541

		184,148

Aerospace & Defense — 2.3%
32,300	BAE Systems PLC (United Kingdom)	188,400
9,160	Boeing Co. (The)	837,316
1,400	Elbit Systems Ltd. (Israel)	58,382
6,435	Embraer SA, ADR (Brazil)	224,775
12,100	Finmeccanica SpA (Italy)*	62,976
5,181	Hexcel Corp.*	158,020
3,990	Honeywell International, Inc.	293,425
3,300	Lockheed Martin Corp.	326,997
879	Moog, Inc. (Class A Stock)*	40,619
10,700	Northrop Grumman Corp.	810,418
38,639	Rolls-Royce Holdings PLC (United Kingdom)*	678,225
554	Teledyne Technologies, Inc.*	41,583
2,800	Thales SA (France)	121,612
937	Triumph Group, Inc.	74,866

		3,917,614

Agriculture
156,000	Golden Agri-Resources Ltd. (Mauritius)	67,127

Air Freight & Logistics
1,192	Atlas Air Worldwide Holdings, Inc.*	44,581

Airlines — 0.1%
79,300	Air New Zealand Ltd. (New Zealand)	101,958
7,640	JetBlue Airways Corp.*	52,639
33,900	Qantas Airways Ltd. (Australia)*	66,774
874	US Airways Group, Inc.*	14,771

		236,142

Apparel & Textile — 0.1%
625	Wolverine World Wide, Inc.	29,856
27,000	Yue Yuen Industrial Holdings Ltd. (Bermuda)	93,420

		123,276

Auto Components — 0.5%
11,000	Johnson Controls, Inc.	385,110
3,400	Lear Corp.	196,452
4,500	Magna International, Inc. (Canada)	270,765

		852,327

Auto Parts & Equipment — 0.5%
4,433	Bridgestone Corp. (Japan)	167,116
2,666	Cie Generale des Etablissements Michelin (Class B Stock) (France)	225,160
700	Continental AG (Germany)	83,115
200	Georg Fischer AG (Switzerland)*	86,954
1,800	Keihin Corp. (Japan)	29,395
1,900	Valeo SA (France)	110,347
407	WABCO Holdings, Inc.*	29,398
11,000	Yokohama Rubber Co. Ltd. (The) (Japan)	144,207

		875,692

Automobile Manufacturers — 0.5%
2,700	Daimler AG (Germany)	149,396
10,000	Nissan Motor Co. Ltd. (Japan)	104,221
1,400	Renault SA (France)	96,464
6,242	Toyota Motor Corp. (Japan)	361,131
900	Volkswagen AG (Germany)	174,944

		886,156

Banks — 1.0%
7,100	Banco Espanol de Credito SA (Spain)	32,679
6,000	Bank of Queensland Ltd. (Australia)	62,389
3,459	FirstMerit Corp.	59,253
13,000	Fukuoka Financial Group, Inc. (Japan)	66,410
1,375	Fulton Financial Corp.	15,208
3,239	Julius Baer Group Ltd. (Switzerland)*	129,030
2,100	KBC Groep NV (Belgium)	82,415
88,213	Mitsubishi UFJ Financial Group, Inc. (Japan)	599,941
20,000	Nishi-Nippon City Bank Ltd. (The) (Japan)	66,677
23,017	Royal Bank of Scotland Group PLC (United Kingdom)*	109,513
10,822	Standard Chartered PLC (United Kingdom)	271,823
795	UMB Financial Corp.	40,020
1,252	United Bankshares, Inc.	31,688
2,900	Westpac Banking Corp. (Australia)	101,617

		1,668,663

Beverages — 1.6%
12,008	Anheuser-Busch InBev NV, ADR (Belgium)	1,148,205
6,000	Coca-Cola West Co. Ltd. (Japan)	111,586
8,299	Diageo PLC (United Kingdom)	253,184
4,600	Molson Coors Brewing Co. (Class B Stock)	237,360
8,150	PepsiCo, Inc.	672,131
1,290	Pernod-Ricard SA (France)	159,694
3,626	SABMiller PLC (United Kingdom)	195,361

		2,777,521

Biotechnology — 3.6%
1,808	Acorda Therapeutics, Inc.*	71,543
2,380	Alexion Pharmaceuticals, Inc.*	233,240
2,400	Amgen, Inc.	250,104
2,414	Ariad Pharmaceuticals, Inc.*	43,138

10,962	Biogen Idec, Inc.*	2,399,911
5,144	Celgene Corp.*	607,352
435	Cubist Pharmaceuticals, Inc.*	19,975
49,834	Gilead Sciences, Inc.*	2,523,594
1,120	Seattle Genetics, Inc.*	41,384
1,195	United Therapeutics Corp.*	79,802

		6,270,043

Building Materials & Construction
775	Lennox International, Inc.	48,050
739	Trex Co., Inc.*	35,975

		84,025

Building Products
100	A.O. Smith Corp.	7,543

Business Services — 0.3%
983	MasterCard, Inc. (Class A Stock)	543,530
799	URS Corp.	35,092

		578,622

Capital Markets — 0.4%
1,300	Goldman Sachs Group, Inc. (The)	189,891
1,450	LPL Financial Holdings, Inc.	50,112
4,670	Morgan Stanley	103,441
5,500	State Street Corp.	321,585

		665,029

Chemicals — 3.3%
1,920	Airgas, Inc.	185,568
800	Arkema SA (France)	74,950
10,000	Asahi Kasei Corp. (Japan)	67,087
1,494	Axiall Corp.	78,360
1,600	BASF SE (Germany)	149,437
600	Bayer AG (Germany)	62,597
1,300	CF Industries Holdings, Inc.	242,463
11,655	E.I. du Pont de Nemours & Co.	635,314
2,718	Huntsman Corp.	51,262
20,500	Kingboard Chemical Holdings Ltd. (Cayman Islands)	55,740
1,100	Koninklijke DSM NV (Netherlands)	70,882
900	Lanxess AG (Germany)	65,545
15,970	Monsanto Co.	1,705,915
7,000	Nippon Shokubai Co. Ltd. (Japan)	68,646
4,655	Potash Corp. of Saskatchewan, Inc. (Canada)	195,976
1,500	PPG Industries, Inc.	220,710
8,932	Praxair, Inc.	1,020,928
1,268	Quaker Chemical Corp.	78,261
766	Scotts Miracle-Gro Co. (The) (Class A Stock)	34,738
1,549	Sherwin-Williams Co. (The)	283,637
430	Syngenta AG (Switzerland)	183,784
15,000	Toagosei Co. Ltd. (Japan)	64,625
980	Valspar Corp. (The)	62,544
3,300	Yara International ASA (Norway)	154,513

		5,813,482

Clothing & Apparel — 0.8%
2,670	Adidas AG (Germany)	278,839
15,733	NIKE, Inc. (Class B Stock)	1,000,619
1,028	VF Corp.	183,210

		1,462,668

Commercial Banks — 2.6%
28,000	Aozora Bank Ltd. (Japan)	87,603
3,350	Associated Banc-Corp.	47,804
12,700	Bank Hapoalim BM (Israel)*	58,983
16,755	CIT Group, Inc.*	712,255
16,600	Fifth Third Bancorp	282,698
1,075	Hancock Holding Co.	29,315
1,407	Home Loan Servicing Solutions Ltd. (Cayman Islands)	31,869
5,000	PNC Financial Services Group, Inc.	339,400
1,025	Prosperity Bancshares, Inc.	47,089
17,600	Regions Financial Corp.	149,424
1,700	Societe Generale (France)*	61,747
13,000	Sumitomo Mitsui Trust Holdings, Inc. (Japan)	65,210
6,600	Swedbank AB (Class A Stock) (Sweden)	162,427
1,691	Trustmark Corp.	41,514
2,175	Webster Financial Corp.	50,830
62,256	Wells Fargo & Co.	2,364,483

		4,532,651

Commercial Services — 0.6%
885	Avis Budget Group, Inc.*	25,523
2,410	FleetCor Technologies, Inc.*	185,329
3,196	GEO Group, Inc. (The)	119,690
2,625	KAR Auction Services, Inc.	58,721
775	McGrath RentCorp.	24,072
9,182	Monster Worldwide, Inc.*	40,217
8,200	Nichii Gakkan Co. (Japan)	83,359
1,933	PAREXEL International Corp.*	79,156
833	Sotheby’s	29,555
1,077	Team Health Holdings, Inc.*	40,151
5,070	Verisk Analytics, Inc. (Class A Stock)*	310,740

		996,513

Communications Equipment — 0.4%
33,400	Cisco Systems, Inc.	698,728

Computer Hardware — 0.8%
3,232	Apple, Inc.	1,430,968
675	Jack Henry & Associates, Inc.	31,320

		1,462,288

Computer Services & Software — 1.4%
10,440	Accenture PLC (Class A Stock) (Ireland)	850,234

625	ACI Worldwide, Inc.*	29,381
5,475	Cognizant Technology Solutions Corp. (Class A Stock)*	354,780
21,372	EMC Corp.*	479,374
2,767	Fortinet, Inc.*	49,695
1,490	Fusion-io, Inc.*	27,982
1,000	Global Payments, Inc.	46,400
250	Manhattan Associates, Inc.*	17,553
1,862	Riverbed Technology, Inc.*	27,669
3,532	salesforce.com, Inc.*	145,201
3,267	SAP AG (Germany)	259,482
4,400	Tieto Oyj (Finland)	94,220
1,336	Vocera Communications, Inc.*	26,453

		2,408,424

Computers & Peripherals — 0.4%
33,600	Hewlett-Packard Co.	692,160

Construction — 0.2%
19,700	Downer EDI Ltd. (Australia)	100,277
2,912	Meritage Homes Corp.*	142,076
1,290	Texas Industries, Inc.*	82,147

		324,500

Consumer Finance — 1.2%
15,782	American Express Co.	1,079,647
9,300	Capital One Financial Corp.	537,354
775	First Cash Financial Services, Inc.*	39,889
24,500	SLM Corp.	505,925

		2,162,815

Consumer Products & Services — 0.6%
5,699	Estee Lauder Cos., Inc. (The) (Class A Stock)	395,226
23,300	Pace PLC (United Kingdom)	89,867
59,700	Pacific Brands Ltd. (Australia)	53,226
4,296	Reckitt Benckiser Group PLC (United Kingdom)	313,373
797	Snap-on, Inc.	68,702
1,882	Vitamin Shoppe, Inc.*	92,500

		1,012,894

Containers & Packaging — 0.1%
1,200	Packaging Corp. of America	57,072
1,275	Silgan Holdings, Inc.	61,034

		118,106

Cosmetics & Toiletries — 0.1%
4,995	Natura Cosmeticos SA (Brazil)	125,178

Distribution/Wholesale — 0.5%
3,540	LKQ Corp.*	85,243
14,000	Marubeni Corp. (Japan)	100,098
9,100	Mitsui & Co. Ltd. (Japan)	124,899
7,600	Sumitomo Corp. (Japan)	94,800
1,735	W.W. Grainger, Inc.	427,626

		832,666

Diversified Financial Services — 3.7%
1,801	Affiliated Managers Group, Inc.*	280,380
90,107	Bank of America Corp.	1,109,217
4,219	BlackRock, Inc.	1,124,363
22,900	Challenger Ltd. (Australia)	99,710
38,524	Citigroup, Inc.	1,797,530
2,100	Fuyo General Lease Co. Ltd. (Japan)	95,430
831	IntercontinentalExchange, Inc.*	135,395
18,900	Intermediate Capital Group PLC (United Kingdom)	124,009
469	Japan Exchange Group, Inc. (Japan)	57,539
32,000	JPMorgan Chase & Co.	1,568,320
20,300	Old Mutual PLC (United Kingdom)	64,643
9,800	Tullett Prebon PLC (United Kingdom)	37,220

		6,493,756

Diversified Manufacturing — 0.5%
125	Hillenbrand, Inc.	3,141
16,730	Ingersoll-Rand PLC (Ireland)	900,074

		903,215

Diversified Operations — 0.3%
2,860	LVMH Moet Hennessy Louis Vuitton SA (France)	495,292

Diversified Telecommunication Services — 0.3%
13,400	AT&T, Inc.	501,964

Electric — 0.1%
3,600	E.ON SE (Germany)	65,236
2,100	RWE AG (Germany)	75,598

		140,834

Electric Utilities — 1.0%
9,100	American Electric Power Co., Inc.	468,013
3,300	Edison International	177,540
32,300	Enel SpA (Italy)	124,890
15,400	Exelon Corp.	577,654
10,900	PPL Corp.	363,842

		1,711,939

Electronic Components & Equipment — 1.1%
21,265	Agilent Technologies, Inc.	881,222
4,610	AMETEK, Inc.	187,673
1,431	Checkpoint Systems, Inc.*	16,557
1,626	Coherent, Inc.	90,942
1,422	EnerSys*	65,184
928	Fanuc Corp. (Japan)	139,935
1,939	FLIR Systems, Inc.	47,137
1,273	General Cable Corp.*	43,893
3,315	InvenSense, Inc.*	30,896

1,263	Littelfuse, Inc.	88,183
151	Samsung Electronics Co. Ltd. (South Korea)	208,408
715	Universal Display Corp.*	22,480
1,783	Universal Electronics, Inc.*	40,973

		1,863,483

Electronic Equipment & Instruments — 0.5%
36,900	Corning, Inc.	535,050
942	Itron, Inc.*	37,351
5,575	TE Connectivity Ltd. (Switzerland)	242,791

		815,192

Energy Equipment & Services — 0.3%
3,700	Diamond Offshore Drilling, Inc.	255,670
302	Dril-Quip, Inc.*	25,280
3,300	Ensco PLC (Class A Stock) (United Kingdom)	190,344
450	Oil States International, Inc.*	40,212
1,350	Precision Drilling Corp. (Canada)	10,935

		522,441

Engineering & Construction — 0.1%
850	Fluor Corp.	48,433
1,925	MasTec, Inc.*	53,515
2,800	NCC AB (Class B Stock) (Sweden)	66,316

		168,264

Entertainment & Leisure — 0.9%
1,545	Bally Technologies, Inc.*	82,318
4,795	Carnival PLC (United Kingdom)	172,801
4,600	Heiwa Corp. (Japan)	95,270
39,380	International Game Technology	667,491
1,210	International Speedway Corp. (Class A Stock)	39,773
5,290	Las Vegas Sands Corp.	297,562
1,169	Life Time Fitness, Inc.*	53,984
2,167	Pinnacle Entertainment, Inc.*	41,303
4,952	SHFL Entertainment, Inc.*	78,242

		1,528,744

Environmental Control
1,372	Waste Connections, Inc.	52,067

Financial—Bank & Trust — 1.1%
2,186	Astoria Financial Corp.	20,964
7,500	Banco Bilbao Vizcaya Argentaria SA (Spain)	72,794
8,900	Banco Santander SA (Spain)	64,359
29,500	Barclays PLC (United Kingdom)	131,079
1,900	BNP Paribas (France)	105,868
20,348	China Merchants Bank Co. Ltd. (Class H Stock) (China)	43,370
7,300	Credit Agricole SA (France)*	66,825
6,146	Credit Suisse Group AG (Switzerland)*	170,416
8,000	DBS Group Holdings Ltd. (Singapore)	108,858
7,049	Deutsche Bank AG (Germany)	324,076

3,758	Dexia SA (Belgium)*	248
24,680	HSBC Holdings PLC (United Kingdom)	268,740
53,100	Mizuho Financial Group, Inc. (Japan)	117,110
3,400	National Australia Bank Ltd. (Australia)	119,842
4,900	Sumitomo Mitsui Financial Group, Inc. (Japan)	231,466

		1,846,015

Financial Services — 1.9%
14,565	CME Group, Inc.	886,426
5,200	DnB ASA (Norway)	84,991
1,198	Eaton Vance Corp.	47,776
2,600	Hitachi Capital Corp. (Japan)	64,703
13,635	Hong Kong Exchanges and Clearing Ltd. (Hong Kong)	229,471
354,964	Industrial & Commercial Bank of China Ltd. (Class H Stock) (China)	249,751
600	Muenchener Rueckversicherungs-Gesellschaft AG (Germany)	119,987
10,900	Permanent TSB Group Holdings PLC (Ireland)*	503
1,319	Raymond James Financial, Inc.	54,633
9,730	Visa, Inc. (Class A Stock)	1,639,116

		3,377,357

Food — 0.9%
2,319	Danone (France)	177,163
1,900	Delhaize Group (Belgium)	119,130
1,241	Fresh Market, Inc. (The)*	50,794
25,200	J. Sainsbury PLC (United Kingdom)	149,179
11,300	Koninklijke Ahold NV (Netherlands)	178,281
34,870	Marston’s PLC (United Kingdom)	78,431
14,800	Metcash Ltd. (Australia)	62,754
29,000	Morinaga Milk Industry Co. Ltd. (Japan)	85,377
1,984	Nestle SA (Switzerland)	141,684
22,700	Parmalat SpA (Italy)	69,954
275	Post Holdings, Inc.*	12,042
28,400	Tesco PLC (United Kingdom)	161,528
750	United Natural Foods, Inc.*	37,455
3,655	WhiteWave Foods Co. (Class A Stock)*	61,806
33,800	WM Morrison Supermarkets PLC (United Kingdom)	153,362

		1,538,940

Food & Staples Retailing — 1.9%
932	BJ’s Restaurants, Inc.*	31,968
19,185	CVS Caremark Corp.	1,116,183
15,800	Kroger Co. (The)	543,204
13,063	Wal-Mart Stores, Inc.	1,015,256
10,400	Walgreen Co.	514,904

		3,221,515

Food Products — 0.8%
13,100	ConAgra Foods, Inc.	463,347
900	Kraft Foods Group, Inc.	46,341
5,000	Megmilk Snow Brand Co. Ltd. (Japan)	76,781

23,211	Mondelez International, Inc.	729,986

		1,316,455

Gas Utilities — 0.1%
1,100	Atmos Energy Corp.	48,807
941	South Jersey Industries, Inc.	58,060

		106,867

Hand/Machine Tools — 0.1%
1,794	Franklin Electric Co., Inc.	58,072
678	Regal-Beloit Corp.	53,304

		111,376

Healthcare Equipment & Supplies — 0.5%
2,533	Arthrocare Corp.*	87,768
10,100	Medtronic, Inc.	471,468
350	Teleflex, Inc.	27,346
1,390	Thoratec Corp.*	50,318
2,500	Zimmer Holdings, Inc.	191,125

		828,025

Healthcare Products — 0.4%
1,243	Cantel Medical Corp.	39,291
1,699	Cooper Cos., Inc. (The)	187,570
6,448	Covidien PLC (Ireland)	411,640
575	Integra LifeSciences Holdings*	20,142

		658,643

Healthcare Providers & Services — 0.5%
1,266	Amedisys, Inc.*	12,710
7,500	CIGNA Corp.	496,275
425	LifePoint Hospitals, Inc.*	20,400
653	MEDNAX, Inc.*	57,941
4,400	WellPoint, Inc.	320,848

		908,174

Healthcare Services — 1.1%
3,400	Aetna, Inc.	195,296
1,355	Air Methods Corp.	49,579
2,112	Centene Corp.*	97,574
678	Covance, Inc.*	50,552
1,105	Emeritus Corp.*	28,399
5,400	Health Management Associates, Inc. (Class A Stock)*	62,046
1,190	Healthways, Inc.*	16,529
24,155	UnitedHealth Group, Inc.	1,447,609

		1,947,584

Healthcare Technology
14,700	AGFA-Gevaert NV (Belgium)*	26,522

Holding Companies — 0.1%
35,000	Dah Chong Hong Holdings Ltd. (Hong Kong)	32,248
50,000	First Pacific Co. Ltd. (Bermuda)	69,200

		101,448

Hotels, Restaurants & Leisure — 2.2%
1,102	Chipotle Mexican Grill, Inc.*	400,235
850	Choice Hotels International, Inc.	33,201
550	Jack in the Box, Inc.*	19,717
8,968	McDonald’s Corp.	915,992
2,896	Orient-Express Hotels Ltd. (Class A Stock) (Bermuda)*	29,250
11,390	Starwood Hotels & Resorts Worldwide, Inc.	734,883
9,757	Wynn Resorts Ltd.	1,339,636
4,903	Yum! Brands, Inc.	333,992

		3,806,906

Household Durables
1,125	Harman International Industries, Inc.	50,299
775	Ryland Group, Inc. (The)	34,921

		85,220

Household Products — 0.4%
1,342	Helen of Troy Ltd. (Bermuda)*	46,809
5,300	Kimberly-Clark Corp.	546,907
275	WD-40 Co.	14,831

		608,547

Independent Power Producers & Energy Traders — 0.2%
12,500	NRG Energy, Inc.	348,375

Industrial Conglomerates — 0.4%
32,800	General Electric Co.	731,112

Industrial Products — 0.9%
1,396	Harsco Corp.	30,475
7,615	Precision Castparts Corp.	1,456,673

		1,487,148

Insurance — 4.6%
1,690	ACE Ltd. (Switzerland)	150,647
54,908	AIA Group Ltd. (Hong Kong)	243,756
2,162	Allianz SE (Germany)	319,034
22,000	Allstate Corp. (The)	1,083,720
3,580	American Equity Investment Life Holding Co.	54,559
56,009	American International Group, Inc.*	2,319,893
650	Aspen Insurance Holdings Ltd. (Bermuda)	24,824
2,100	Assurant, Inc.	99,834
13,400	Aviva PLC (United Kingdom)	63,506
1,400	Baloise Holding AG (Switzerland)	144,095
18,200	Beazley PLC (United Kingdom)	63,468
3,275	CNO Financial Group, Inc.	37,073

800	Hannover Rueckversicherung AG (Germany)	67,554
1,512	HCC Insurance Holdings, Inc.	64,411
100	Helvetia Holding AG (Switzerland)	41,918
9,400	ING Groep NV, CVA (Netherlands)*	77,148
30,700	Legal & General Group PLC (United Kingdom)	80,831
24,340	Marsh & McLennan Cos., Inc.	925,163
16,721	MetLife, Inc.	651,952
1,528	Protective Life Corp.	58,156
819	Reinsurance Group of America, Inc.	51,228
2,500	SCOR SE (France)	75,873
835	State Auto Financial Corp.	14,512
800	Swiss Life Holding AG (Switzerland)*	126,479
2,100	Swiss Re AG (Switzerland)*	167,020
1,541	Tower Group International Ltd. (Bermuda)	29,156
3,300	Travelers Cos., Inc. (The)	281,853
1,373	United Fire Group, Inc.	38,389
17,400	Unum Group	485,286
1,933	Validus Holdings Ltd. (Bermuda)	74,633
500	Zurich Insurance Group AG (Switzerland)*	139,600

		8,055,571

Internet Services — 2.6%
1,330	Amazon.com, Inc.*	337,567
1,332	Angie’s List, Inc.*	32,288
1,522	Digital River, Inc.*	22,038
3,172	Equinix, Inc.*	679,125
2,929	Google, Inc. (Class A Stock)*	2,415,165
242	Netflix, Inc.*	52,289
1,217	priceline.com, Inc.*	847,020
535	Sourcefire, Inc.*	25,552
3,648	TIBCO Software, Inc.*	70,808
2,018	Trulia, Inc.*	58,643

		4,540,495

Internet Software & Services — 1.9%
2,210	Baidu, Inc., ADR (Cayman Islands)*	189,729
30,976	eBay, Inc.*	1,622,833
5,590	Facebook, Inc. (Class A Stock)*	155,178
790	LinkedIn Corp. (Class A Stock)*	151,751
900	MercadoLibre, Inc.	90,531
21,200	Oracle Corp.	694,936
10,429	Yahoo!, Inc.*	257,909
4,683	Yandex NV (Class A Stock) (Netherlands)*	120,540

		3,283,407

Investment Companies — 0.1%
4,075	Ares Capital Corp.	74,002
2,565	KKR Financial Holdings LLC	27,420

		101,422

IT Services
2,025	Broadridge Financial Solutions, Inc.	50,990

Leisure Equipment & Products — 0.2%
6,200	Mattel, Inc.	283,092
1,614	Polaris Industries, Inc.	139,111

		422,203

Life Sciences Tools & Services — 0.3%
6,785	Thermo Fisher Scientific, Inc.	547,414

Machinery — 1.6%
1,750	Actuant Corp. (Class A Stock)	54,775
1,700	Alstom SA (France)	69,761
495	Chart Industries, Inc.*	41,981
3,840	Cummins, Inc.	408,538
5,900	PACCAR, Inc.	293,702
2,300	Parker Hannifin Corp.	203,711
18,187	Pentair Ltd. (Switzerland)	988,463
1,622	Roper Industries, Inc.	194,072
5,650	Stanley Black & Decker, Inc.	422,676
175	Valmont Industries, Inc.	25,503
2,325	Wabash National Corp.*	21,925
846	Woodward, Inc.	30,448

		2,755,555

Machinery & Equipment — 0.3%
300	Bucher Industries AG (Switzerland)	72,338
1,124	Colfax Corp.*	52,457
9,119	Kubota Corp. (Japan)	130,679
8,400	Kyowa Exeo Corp. (Japan)	99,006
1,106	Manitowoc Co., Inc. (The)	20,748
1,900	Rheinmetall AG (Germany)	89,992
1,471	Terex Corp.*	42,071

		507,291

Machinery — Construction & Mining — 0.2%
9,920	Komatsu Ltd. (Japan)	270,578

Manufacturing — 0.7%
16,780	Danaher Corp.	1,022,573
2,239	Siemens AG (Germany)	233,828

		1,256,401

Media — 4.0%
27,233	CBS Corp. (Class B Stock)	1,246,727
19,941	Comcast Corp. (Class A Stock)	823,563
34,557	Comcast Corp. (Special Class A Stock)	1,357,745
4,070	Discovery Communications, Inc. (Class A Stock)*	320,797
15,300	Interpublic Group of Cos., Inc. (The)	211,752
7,431	Liberty Global, Inc. (Class A Stock)*	537,781
17,170	News Corp. (Class A Stock)	531,755
7,228	Pearson PLC (United Kingdom)	131,475
3,728	Publicis Groupe SA (France)	259,325
47,800	Southern Cross Media Group Ltd. (Australia)	77,057

2,370	Time Warner Cable, Inc.	222,519
11,440	Time Warner, Inc.	683,883
3,270	Viacom, Inc. (Class B Stock)	209,247
6,190	Walt Disney Co. (The)	388,980

		7,002,606

Medical Supplies & Equipment — 0.3%
3,947	Fresenius Medical Care AG & Co. KGaA (Germany)	272,375
615	HeartWare International, Inc.*	59,778
1,401	Sirona Dental Systems, Inc.*	103,030

		435,183

Metals & Mining — 0.7%
1,350	AMCOL International Corp.	41,540
78,500	Arrium Ltd. (Australia)	69,174
6,700	Bodycote PLC (United Kingdom)	53,859
5,400	Boliden AB (Sweden)	85,486
15,700	Freeport-McMoRan Copper & Gold, Inc.	477,751
600	Globe Specialty Metals, Inc.	7,836
1,756	Joy Global, Inc.	99,249
1,180	Northwest Pipe Co.*	32,202
775	Reliance Steel & Aluminum Co.	50,429
2,198	RTI International Metals, Inc.*	63,786
5,910	Teck Resources Ltd. (Class B Stock) (Canada)	157,217
1,164	Timken Co.	61,191
2,300	Voestalpine AG (Austria)	71,802

		1,271,522

Miscellaneous Manufacturing — 0.1%
7,500	Alent PLC (United Kingdom)*	39,517
222,000	Singamas Container Holdings Ltd. (Hong Kong)	54,355
7,500	Vesuvius PLC (United Kingdom)	40,542

		134,414

Multi-Line Insurance — 0.1%
5,900	AXA SA (France)	110,451

Multi-Line Retail — 0.5%
6,400	Macy’s, Inc.	285,440
7,879	Target Corp.	555,942

		841,382

Multi-Utilities — 0.3%
13,300	Public Service Enterprise Group, Inc.	486,913

Office Electronics — 0.3%
55,400	Xerox Corp.	475,332

Oil & Gas — 1.1%
2,450	Anadarko Petroleum Corp.	207,662
3,858	Cenovus Energy, Inc. (Canada)	115,458
2,442	Geospace Technologies Corp.*	206,032

1,470	Gulfport Energy Corp.*	76,719
14,520	National Oilwell Varco, Inc.	946,994
2,714	Oasis Petroleum, Inc.*	92,900
4,556	Saipem SpA (Italy)	129,001
4,700	Statoil ASA (Norway)	114,678
1,570	Thermon Group Holdings, Inc.*	30,772

		1,920,216

Oil, Gas & Consumable Fuels — 6.2%
2,121	Air Liquide SA (France)	268,487
41,600	BP PLC (United Kingdom)	301,385
2,770	Cabot Oil & Gas Corp.*	188,498
1,950	Cameron International Corp.*	120,023
11,300	Chesapeake Energy Corp.	220,802
6,300	Chevron Corp.	768,663
106,793	CNOOC Ltd. (Hong Kong)	199,270
12,600	ConocoPhillips	761,670
461	Core Laboratories NV (Netherlands)	66,744
3,728	Dresser-Rand Group, Inc.*	207,314
6,300	ENI SpA (Italy)	150,670
890	EOG Resources, Inc.	107,832
2,310	FMC Technologies, Inc.*	125,433
1,250	Forum Energy Technologies, Inc.*	34,763
5,900	Gas Natural SDG SA (Spain)	123,543
2,600	HollyFrontier Corp.	128,570
9,400	JX Holdings, Inc. (Japan)	50,912
1,365	Lufkin Industries, Inc.	120,516
20,100	Marathon Oil Corp.	656,667
5,000	Murphy Oil Corp.	310,450
3,898	Newpark Resources, Inc.*	40,929
1,440	Noble Energy, Inc.	163,138
1,500	Olsen (Fred) Energy ASA (Norway)	65,291
3,400	OMV AG (Austria)	159,739
877	ONEOK, Inc.	45,043
6,950	Phillips 66	423,602
2,030	Pioneer Natural Resources Co.	248,127
5,300	Repsol SA (Spain)	124,241
8,600	Royal Dutch Shell PLC (Class A Stock), ADR (United Kingdom)	584,542
13,200	Royal Dutch Shell PLC (Class B Stock) (United Kingdom)	461,960
10,600	Royal Dutch Shell PLC (Class B Stock), ADR (United Kingdom)	739,774
17,040	Schlumberger Ltd. (Netherlands)	1,268,287
1,596	Swift Energy Co.*	20,652
4,200	Total SA (France)	211,679
22,300	Total SA, ADR (France)	1,120,352
7,324	Tullow Oil PLC (United Kingdom)	113,881
1,008	WGL Holdings, Inc.	46,590

		10,750,039

Paper & Forest Products — 0.7%
20,530	International Paper Co.	964,500
7,700	Mondi PLC (United Kingdom)	101,846
7,900	Smurfit Kappa Group PLC (Ireland)	117,252

		1,183,598

Pharmaceuticals — 7.2%
21,000	Abbott Laboratories	775,320
21,570	AbbVie, Inc.	993,298
2,788	Allergan, Inc.	316,577
5,700	AstraZeneca PLC (United Kingdom)	295,948
12,800	AstraZeneca PLC, ADR (United Kingdom)	664,576
568	BioMarin Pharmaceutical, Inc.*	37,261
33,305	Bristol-Myers Squibb Co.	1,322,875
4,038	Catamaran Corp. (Canada)*	233,114
5,200	Eli Lilly & Co.	287,976
21,125	Endo Health Solutions, Inc.*	774,020
5,623	Express Scripts Holding Co.*	333,838
2,900	GlaxoSmithKline PLC (United Kingdom)	74,801
12,700	Johnson & Johnson	1,082,421
2,300	Kyorin Holdings, Inc. (Japan)	61,437
3,239	Mead Johnson Nutrition Co.	262,651
12,700	Merck & Co., Inc.	596,900
400	Merck KGaA (Germany)	60,896
2,268	Natural Grocers By Vitamin Cottage, Inc.*	56,881
5,922	Novartis AG (Switzerland)	439,787
2,900	Novartis AG, ADR (Switzerland)	213,904
1,995	Novo Nordisk A/S (Class B Stock) (Denmark)	349,938
4,600	Otsuka Holdings Co. Ltd. (Japan)	165,625
1,040	Perrigo Co.	124,186
24,300	Pfizer, Inc.	706,401
4,852	Roche Holding AG (Switzerland)	1,212,739
1,304	Salix Pharmaceuticals Ltd.*	68,186
3,000	Sanofi (France)	328,790
5,500	Sanofi, ADR (France)	293,425
2,600	Shionogi & Co. Ltd. (Japan)	63,957
39,511	Sinopharm Group Co. Ltd. (Class H Stock) (China)	117,360
2,300	Teva Pharmaceutical Industries Ltd. (Israel)	90,011
2,388	Theravance, Inc.*	80,595
2,800	Zoetis, Inc.	92,456

		12,578,150

Pipelines — 0.4%
18,954	Kinder Morgan, Inc.	741,101

Professional Services — 0.2%
800	ICF International, Inc.*	21,688
3,600	Manpowergroup, Inc.	191,376
750	Towers Watson & Co. (Class A Stock)	54,690

		267,754

Real Estate — 0.1%
7,000	Cheung Kong Holdings Ltd. (Hong Kong)	105,359
13,400	Lend Lease Group (Australia)	149,753

		255,112

Real Estate Investment Trusts — 1.3%
17,681	American Tower Corp.	1,485,027

15,500	Annaly Capital Management, Inc.	247,070
1,050	Associated Estates Realty Corp.	18,764
1,400	Corrections Corp. of America	50,680
2,000	Excel Trust, Inc.	30,460
2,558	First Potomac Realty Trust	40,928
3,600	Hersha Hospitality Trust	21,528
900	Highwoods Properties, Inc.	36,927
10,100	Kimco Realty Corp.	240,178
3,297	Medical Properties Trust, Inc.	53,049
1,130	Redwood Trust, Inc.	25,787
3,825	Two Harbors Investment Corp.	45,823

		2,296,221

Retail — 1.8%
2,700	Aoyama Trading Co. Ltd. (Japan)	80,680
3,125	AutoZone, Inc.*	1,278,406
785	Chuy’s Holdings, Inc.*	25,669
40,900	Debenhams PLC (United Kingdom)	52,859
2,729	Genesco, Inc.*	167,970
825	GNC Holdings, Inc. (Class A Stock)	37,397
2,100	K’s Holdings Corp. (Japan)	73,888
45,149	Kingfisher PLC (United Kingdom)	219,584
9,290	Lululemon Athletica, Inc.*	707,248
15,600	Marks & Spencer Group PLC (United Kingdom)	99,013
1,850	Michael Kors Holdings Ltd.*	105,339
132	Swatch Group AG (The) (Switzerland)	75,597
1,288	Tractor Supply Co.	138,035
500	Tsuruha Holdings, Inc. (Japan)	48,623

		3,110,308

Retail & Merchandising — 1.6%
1,916	Cash America International, Inc.	83,595
2,215	Chico’s FAS, Inc.	40,468
2,730	Costco Wholesale Corp.	296,014
31,600	Myer Holdings Ltd. (Australia)	105,158
2,110	PetSmart, Inc.	143,986
2,800	Shimachu Co. Ltd. (Japan)	73,903
17,908	Starbucks Corp.	1,089,523
17,123	TJX Cos., Inc. (The)	835,089
59,800	Wal-Mart de Mexico SAB de CV (Class V Stock) (Mexico)	189,708

		2,857,444

Retail Apparel — 0.1%
5,869	Hennes & Mauritz AB (Class B Stock) (Sweden)	207,646

Road & Rail — 0.2%
300	Celadon Group, Inc.	5,037
500	Con-way, Inc.	16,900
4,000	Norfolk Southern Corp.	309,680

		331,617

Semiconductor Components — 0.1%
8,378	ARM Holdings PLC (United Kingdom)	129,619

Semiconductors — 0.4%
6,810	Altera Corp.	217,988
2,857	ASML Holding NV (Netherlands)	212,395
1,139	Cabot Microelectronics Corp.*	38,168
1,785	Cavium, Inc.*	56,138
1,775	Microsemi Corp.*	36,920
2,180	NXP Semiconductors NV (Netherlands)*	60,059
2,325	Skyworks Solutions, Inc.*	51,313
3,478	Teradyne, Inc.*	57,178
1,319	Veeco Instruments, Inc.*	50,214

		780,373

Semiconductors & Semiconductor Equipment — 1.0%
4,149	Entegris, Inc.*	39,332
1,059	EZchip Semiconductor Ltd. (Israel)*	24,156
11,800	Intel Corp.	282,610
1,608	International Rectifier Corp.*	34,105
4,900	KLA-Tencor Corp.	265,825
4,020	Linear Technology Corp.	146,730
925	Semtech Corp.*	29,665
23,770	Texas Instruments, Inc.	860,712

		1,683,135

Software — 2.5%
2,528	Amadeus IT Holding SA (Class A Stock) (Spain)	74,625
550	BroadSoft, Inc.*	14,058
7,205	CA, Inc.	194,319
2,098	Cerner Corp.*	203,023
653	Check Point Software Technologies Ltd. (Israel)*	30,443
3,815	Citrix Systems, Inc.*	237,179
2,122	Compuware Corp.*	25,464
500	Concur Technologies, Inc.*	36,555
1,676	Cornerstone OnDemand, Inc.*	60,805
1,024	Demandware, Inc.*	27,955
25,805	Electronic Arts, Inc.*	454,426
925	Fair Isaac Corp.	43,087
772	Guidewire Software, Inc.*	30,942
580	Imperva, Inc.*	22,608
6,174	Intuit, Inc.	368,217
3,371	MedAssets, Inc.*	63,139
68,330	Microsoft Corp.	2,261,723
2,750	PTC, Inc.*	66,027
2,078	QLIK Technologies, Inc.*	54,049
1,700	SS&C Technologies Holdings, Inc.*	52,173
276	Ultimate Software Group, Inc. (The)*	26,659
1,350	Verint Systems, Inc.*	44,604

		4,392,080

Specialty Retail — 1.3%
2,868	Aaron’s, Inc.	82,340
300	DSW, Inc. (Class A Stock)	19,836
2,055	Francesca’s Holdings Corp.*	58,691
775	Group 1 Automotive, Inc.	46,872
11,367	Home Depot, Inc. (The)	833,769
13,575	Lowe’s Cos., Inc.	521,552
4,617	Ross Stores, Inc.	305,045
15,400	Staples, Inc.	203,896
2,860	Tiffany & Co.	210,725

		2,282,726

Telecommunications — 1.8%
38,300	BT Group PLC (United Kingdom)	164,320
101,800	Cable & Wireless Communications PLC (United Kingdom)	66,858
16,500	CenturyLink, Inc.	619,905
4,700	Freenet AG (Germany)	117,047
875	IPG Photonics Corp.	55,720
1,381	Ixia*	22,745
8,124	KDDI Corp. (Japan)	390,012
4,692	Motorola Solutions, Inc.	268,382
1,470	NICE Systems Ltd., ADR (Israel)*	52,141
3,200	Nippon Telegraph & Telephone Corp. (Japan)	158,383
80	NTT DoCoMo, Inc. (Japan)	132,123
9,877	QUALCOMM, Inc.	608,621
495	SBA Communications Corp. (Class A Stock)*	39,100
2,861	SoftBank Corp. (Japan)	141,605
92,200	Telecom Italia SpA (Italy)	78,014
9,200	Vivendi (France)	208,394

		3,123,370

Textiles, Apparel & Luxury Goods — 0.1%
7,373	Burberry Group PLC (United Kingdom)	153,010
21,200	Kurabo Industries Ltd. (Japan)	39,797
1,139	Steven Madden Ltd.*	55,390

		248,197

Tobacco — 0.4%
7,100	Altria Group, Inc.	259,221
3,920	British American Tobacco PLC (United Kingdom)	217,138
2,930	Philip Morris International, Inc.	280,079

		756,438

Trading Companies & Distributors — 0.2%
6,625	United Rentals, Inc.*	348,542
725	WESCO International, Inc.*	51,975

		400,517

Transportation — 1.5%
1,357	Bristow Group, Inc.	85,762
1,448	Canadian National Railway Co. (Canada)	141,760

21,952	CSX Corp.	539,800
4,200	Deutsche Post AG (Germany)	99,672
4,008	Expeditors International of Washington, Inc.	144,007
1,206	GATX Corp.	61,446
2,090	Kansas City Southern	227,956
869	Landstar System, Inc.	47,500
2,823	Quality Distribution, Inc.*	22,471
14,000	Sankyu, Inc. (Japan)	62,471
7,000	Seino Holdings Co. Ltd. (Japan)	61,107
14,900	Toll Holdings Ltd. (Australia)	88,047
6,747	Union Pacific Corp.	998,286

		2,580,285

Wireless Telecommunication Services — 0.5%
103,310	Vodafone Group PLC (United Kingdom)	314,855
20,000	Vodafone Group PLC, ADR (United Kingdom)	611,800

		926,655

	TOTAL COMMON STOCKS (cost $126,353,411)	166,486,733

EXCHANGE TRADED FUND — 0.1%
1,175	iShares Russell 2000 Value Index Fund (cost $95,713)	98,512

PREFERRED STOCKS 0.1%
Aerospace & Defense
4,598,041	Rolls-Royce Holdings PLC (PRFC C) (United Kingdom)*(b)	7,142

Commercial Banks — 0.1%
11,092	Itau Unibanco Holding SA (PRFC), ADR (Brazil)	186,679

	TOTAL PREFERRED STOCKS (cost $210,788)	193,821

	TOTAL LONG-TERM INVESTMENTS (cost $126,659,912)	166,779,066

SHORT-TERM INVESTMENT — 3.8%
AFFILIATED MONEY MARKET MUTUAL FUND
6,692,741	Prudential Investment Portfolios 2 — Prudential Core Taxable Money Market Fund (cost $6,692,741)(a)	6,692,741

	TOTAL INVESTMENTS — 99.8% (cost $133,352,653)(c)	173,471,807
	OTHER ASSETS IN EXCESS OF LIABILITIES(d) — 0.2%	325,708

	NET ASSETS — 100%	$173,797,515

The following abbreviations are used in the Portfolio descriptions:

ADR	American Depositary Receipt
CVA	Certificate Van Aandelen (Bearer)
PRFC	Preference Shares
SLM	Student Loan Mortgage
CHF	Swiss Franc
EUR	Euro
JPY	Japanese Yen

*	Non-income producing security.
(a)	Prudential Investments LLC, the manager of the Fund, also serves as manager of the Prudential Investment Portfolios 2 - Prudential Core Taxable Money Market Fund.
(b)	Indicates a security or securities that have been deemed illiquid.
(c)	The United States federal income tax basis of the Schedule of Investments was $140,214,548; accordingly, net unrealized appreciation on investments for federal income tax purposes was $33,257,259 (gross unrealized appreciation $35,684,492; gross unrealized depreciation $2,427,233). The difference between book and tax basis is primarily attributable to deferred losses on wash sales.
(d)	Includes net unrealized appreciation (depreciation) on the following derivative contracts held at reporting period end:

Forward foreign currency exchange contracts outstanding at April 30, 2013:

Purchase Contracts	Counterparty	Notional Amount (000)		Value at Settlement Date Payable	Current Value	Unrealized Appreciation (Depreciation)(1)
Euro, Expiring 05/08/13	State Street Bank	EUR	245	$322,913	$322,143	$(770)
Expiring 05/08/13	State Street Bank	EUR	32	41,208	41,881	673
Japanese Yen, Expiring 05/01/13	Brown Brothers Harriman & Co.	JPY	3,208	32,348	32,904	556
Expiring 07/08/13	State Street Bank	JPY	12,818	136,763	131,532	(5,231)

				$533,232	$528,460	$(4,772)

Sale Contracts	Counterparty	Notional Amount (000)		Value at Settlement Date Receivable	Current Value	Unrealized Appreciation (Depreciation)(1)
Euro, Expiring 05/08/13	State Street Bank	EUR	227	$290,806	$298,568	$(7,762)
Expiring 05/08/13	State Street Bank	EUR	50	65,881	65,456	425
Expiring 10/29/13	State Street Bank	EUR	858	1,117,220	1,131,646	(14,426)
Japanese Yen, Expiring 07/08/13	State Street Bank	JPY	40,704	464,579	417,701	46,878
Expiring 07/08/13	State Street Bank	JPY	35,932	363,801	368,732	(4,931)
Expiring 07/08/13	State Street Bank	JPY	29,086	298,695	298,478	217
Expiring 07/08/13	State Street Bank	JPY	17,219	179,485	176,698	2,787
Expiring 07/08/13	State Street Bank	JPY	20,127	202,196	206,536	(4,340)
Expiring 07/08/13	State Street Bank	JPY	8,027	91,497	82,372	9,125
Swiss Franc, Expiring 05/03/13	Bank of New York Mellon	CHF	3	2,833	2,856	(23)

				$3,076,993	$3,049,043	$27,950

(1)	The amount represents fair value of derivative instruments subject to foreign exchange contracts risk exposure as of April 30, 2013.

Various inputs are used in determining the value of the Portfolio’s investments. These inputs are summarized in the three broad levels listed below.

Level 1 - quoted prices generally in active markets for identical securities.

Level 2 - other significant observable inputs including, but not limited to, quoted prices for similar securities, interest rates and yield curves, prepayment speeds, foreign currency exchange rates, and amortized cost.

Level 3 - significant unobservable inputs for securities valued in accordance with Board approved fair valuation procedures.

The following is a summary of the inputs used as of April 30, 2013 in valuing such portfolio securities:

	Level 1	Level 2	Level 3
Investments in Securities
Common Stocks	$166,486,733	$—	$—
Exchange Traded Fund	98,512	—	—
Preferred Stocks	186,679	7,142	—
Affiliated Money Market Mutual Fund	6,692,741	—	—
Other Financial Instruments*
Forward foreign currency exchange contracts	—	23,178	—

Total	$173,464,665	$30,320	$—

*	Other financial instruments are derivative instruments not reflected in the Schedule of Investments, such as futures, forwards and swap contracts, which are recorded at the unrealized appreciation/depreciation on the instrument.

Fair Value of Level 2 investments at 07/31/12 was $25,673,183 which was a result of valuing investments using third party vendor modeling tools. An amount of $23,457,952 was transferred from Level 2 into Level 1 at 04/30/13 as a result of using quoted prices in active markets for such foreign securities.

It is the Fund’s policy to recognize transfers in and transfers out at the fair value as of the beginning of period.

Target Asset Allocation Funds/Target Moderate Allocation Fund

Schedule of Investments

as of April 30, 2013 (Unaudited)

Shares	Description	Value
LONG-TERM INVESTMENTS — 82.5%
COMMON STOCKS — 67.8%
Advertising — 0.2%
1,453	Marin Software, Inc.	$ 21,359
4,430	Publicis Groupe SA (France)	308,156
9,720	WPP PLC (United Kingdom)	160,649

		490,164

Aerospace & Defense — 1.7%
39,000	BAE Systems PLC (United Kingdom)	227,480
9,820	Boeing Co. (The)	897,646
1,900	Elbit Systems Ltd. (Israel)	79,233
7,650	Embraer SA, ADR (Brazil)	267,215
5,400	Finmeccanica SpA (Italy)*	28,105
5,200	Hexcel Corp.*	158,600
3,750	Honeywell International, Inc.	275,775
3,500	Lockheed Martin Corp.	346,815
919	Moog, Inc. (Class A Stock)*	42,467
12,300	Northrop Grumman Corp.	931,602
40,476	Rolls-Royce Holdings PLC (United Kingdom)*	710,469
572	Teledyne Technologies, Inc.*	42,934
2,900	Thales SA (France)	125,956
928	Triumph Group, Inc.	74,147

		4,208,444

Agriculture
245,300	Golden Agri-Resources Ltd. (Mauritius)	105,552

Air Freight & Logistics
1,055	Atlas Air Worldwide Holdings, Inc.*	39,457

Airlines — 0.1%
75,500	Air New Zealand Ltd. (New Zealand)	97,072
7,496	JetBlue Airways Corp.*	51,647
903	US Airways Group, Inc.*	15,261

		163,980

Apparel & Textile — 0.2%
3,205	Adidas AG (Germany)	334,712
7,336	Burberry Group PLC (United Kingdom)	152,242
650	Wolverine World Wide, Inc.	31,050

		518,004

Auto Components — 0.4%
11,800	Johnson Controls, Inc.	413,118
3,600	Lear Corp.	208,008
4,800	Magna International, Inc. (Canada)	288,816

		909,942

Auto Parts & Equipment — 0.2%
5,268	Bridgestone Corp. (Japan)	198,593
429	WABCO Holdings, Inc.*	30,987
14,000	Yokohama Rubber Co. Ltd. (The) (Japan)	183,536

		413,116

Auto Parts & Related — 0.1%
3,408	Cie Generale des Etablissements Michelin (Class B Stock) (France)	287,826

Automobile Manufacturers — 0.4%
3,400	Daimler AG (Germany)	188,128
10,900	Nissan Motor Co. Ltd. (Japan)	113,601
7,033	Toyota Motor Corp. (Japan)	406,895
1,300	Volkswagen AG (Germany)	252,696
2,400	Wabash National Corp.*	22,632

		983,952

Automobiles — 0.1%
1,700	Renault SA (France)	117,135
2,000	Valeo SA (France)	116,155

		233,290

Automotive Parts — 0.1%
300	Georg Fischer AG (Switzerland)*	130,431

Banks — 0.7%
7,600	Banco Espanol de Credito SA (Spain)*	34,981
22,900	Bank Hapoalim BM (Israel)*	106,356
11,200	Bendigo and Adelaide Bank Ltd. (Australia)	128,418
18,000	Fukuoka Financial Group, Inc. (Japan)	91,952
1,425	Fulton Financial Corp.	15,760
1,125	Hancock Holding Co.	30,679
29,030	HSBC Holdings PLC (United Kingdom)	316,107
4,167	Julius Baer Group Ltd. (Switzerland)*	165,999
86,000	Mizuho Financial Group, Inc. (Japan)	189,670
28,000	Nishi-Nippon City Bank Ltd. (The) (Japan)	93,348
23,691	Royal Bank of Scotland Group PLC (United Kingdom)*	112,720
12,187	Standard Chartered PLC (United Kingdom)	306,109
3,300	Westpac Banking Corp. (Australia)	115,633

		1,707,732

Beverages — 1.1%
10,800	Anheuser-Busch InBev NV, ADR (Belgium)	1,032,696
6,300	Coca-Cola West Co. Ltd. (Japan)	117,166
7,835	Diageo PLC (United Kingdom)	239,029
5,500	Molson Coors Brewing Co. (Class B Stock)	283,800
8,785	PepsiCo, Inc.	724,499
1,217	Pernod-Ricard SA (France)	150,656
4,292	SABMiller PLC (United Kingdom)	231,244

		2,779,090

Biotechnology — 2.4%
1,678	Acorda Therapeutics, Inc.*	66,398
2,230	Alexion Pharmaceuticals, Inc.*	218,540
2,800	Amgen, Inc.	291,788
2,548	Ariad Pharmaceuticals, Inc.*	45,533
10,276	Biogen Idec, Inc.*	2,249,725
571	BioMarin Pharmaceutical, Inc.*	37,457
4,814	Celgene Corp.*	568,389
425	Cubist Pharmaceuticals, Inc.*	19,516
46,867	Gilead Sciences, Inc.*	2,373,345
1,162	Seattle Genetics, Inc.*	42,936
1,250	United Therapeutics Corp.*	83,475

		5,997,102

Building Materials — 0.1%
500	Ciments Francais SA (France)	27,320
51,954	Kingfisher PLC (United Kingdom)	252,680
727	Trex Co., Inc.*	35,391

		315,391

Building Products
100	A.O. Smith Corp.	7,543
800	Lennox International, Inc.	49,600

		57,143

Capital Goods
1,447	Harsco Corp.	31,588

Capital Markets — 0.3%
1,500	Goldman Sachs Group, Inc. (The)	219,105
1,500	LPL Financial Holdings, Inc.	51,840
4,350	Morgan Stanley	96,352
1,366	Raymond James Financial, Inc.	56,580
5,200	State Street Corp.	304,044

		727,921

Chemicals — 2.3%
1,810	Airgas, Inc.	174,937
900	Arkema SA (France)	84,319
1,500	Axiall Corp.	78,675
1,600	BASF SE (Germany)	149,437
1,600	Bayer AG (Germany)	166,926
1,100	CF Industries Holdings, Inc.	205,161
12,525	E.I. du Pont de Nemours & Co.	682,738
2,793	Huntsman Corp.	52,676
1,700	Koninklijke DSM NV (Netherlands)	109,545
1,100	Lanxess AG (Germany)	80,110
1,000	Lonza Group AG (Switzerland)*	69,639
13,337	Monsanto Co.	1,424,658
6,000	Nippon Shokubai Co. Ltd. (Japan)	58,840
5,360	Potash Corp. of Saskatchewan, Inc. (Canada)	225,656
2,200	PPG Industries, Inc.	323,708

9,490	Praxair, Inc.	1,084,707
1,150	Quaker Chemical Corp.	70,978
801	Scotts Miracle-Gro Co. (The) (Class A Stock)	36,325
1,431	Sherwin-Williams Co. (The)	262,030
480	Syngenta AG (Switzerland)	205,154
19,000	Toagosei Co. Ltd. (Japan)	81,859
1,026	Valspar Corp. (The)	65,479
1,900	Yara International ASA (Norway)	88,962

		5,782,519

Clothing & Apparel — 0.5%
14,701	NIKE, Inc. (Class B Stock)	934,983
1,133	Steven Madden Ltd.*	55,098
962	VF Corp.	171,448

		1,161,529

Commercial Banks — 2.0%
35,000	Aozora Bank Ltd. (Japan)	109,504
3,475	Associated Banc-Corp.	49,588
14,000	Banco Santander SA (Spain)	101,239
37,500	Barclays PLC (United Kingdom)	166,626
5,000	Chiba Bank Ltd. (The) (Japan)	38,775
18,010	CIT Group, Inc.*	765,605
16,000	Fifth Third Bancorp	272,480
3,611	FirstMerit Corp.	61,856
1,317	Home Loan Servicing Solutions Ltd. (Cayman Islands)	29,830
5,700	PNC Financial Services Group, Inc.	386,916
1,075	Prosperity Bancshares, Inc.	49,386
18,200	Regions Financial Corp.	154,518
5,800	Sumitomo Mitsui Financial Group, Inc. (Japan)	273,981
13,410	Sumitomo Mitsui Trust Holdings, Inc. (Japan)	67,267
6,400	Swedbank AB (Class A Stock) (Sweden)	157,505
1,765	Trustmark Corp.	43,331
824	UMB Financial Corp.	41,480
1,313	United Bankshares, Inc.	33,232
2,275	Webster Financial Corp.	53,167
60,095	Wells Fargo & Co.	2,282,408

		5,138,694

Commercial Services — 0.1%
2,725	KAR Auction Services, Inc.	60,958
6,900	Nichii Gakkan Co. (Japan)	70,143
1,941	PAREXEL International Corp.*	79,484
1,016	Team Health Holdings, Inc.*	37,877

		248,462

Commercial Services & Supplies — 1.1%
1,450	Corrections Corp. of America	52,490
2,260	FleetCor Technologies, Inc.*	173,794
3,101	GEO Group, Inc. (The)	116,133
928	MasterCard, Inc. (Class A Stock)	513,119
800	McGrath RentCorp	24,848

913	Sotheby’s	32,393
4,680	Verisk Analytics, Inc. (Class A Stock)*	286,837
9,085	Visa, Inc. (Class A Stock)	1,530,459
1,851	Waste Connections, Inc.	70,245

		2,800,318

Communications Equipment — 0.3%
37,900	Cisco Systems, Inc.	792,868

Computer Hardware — 0.6%
3,322	Apple, Inc.	1,470,815
700	Jack Henry & Associates, Inc.	32,480

		1,503,295

Computer Services & Software — 1.2%
10,185	Accenture PLC (Class A Stock) (Ireland)	829,466
2,745	Amadeus IT Holding SA (Class A Stock) (Spain)	81,031
27,730	Electronic Arts, Inc.*	488,325
20,177	EMC Corp.*	452,570
3,066	Fortinet, Inc.*	55,065
1,485	Fusion-io, Inc.*	27,888
1,054	Global Payments, Inc.	48,906
5,703	Intuit, Inc.	340,127
5,727	Micro Focus International PLC (United Kingdom)	59,559
2,061	QLIK Technologies, Inc.*	53,607
1,977	Riverbed Technology, Inc.*	29,378
3,364	salesforce.com, Inc.*	138,294
3,869	SAP AG (Germany)	307,297
6,700	Tieto Oyj (Finland)	143,471
242	Ultimate Software Group, Inc.*	23,375

		3,078,359

Computers & Peripherals — 0.4%
5,351	Cognizant Technology Solutions Corp. (Class A Stock)*	346,745
36,000	Hewlett-Packard Co.	741,600
1,325	Vocera Communications Inc*	26,235

		1,114,580

Construction & Engineering — 0.2%
9,100	Bradken Ltd. (Australia)	48,490
17,900	Carillion PLC (United Kingdom)	74,573
800	Fluor Corp.	45,584
7,400	Kyowa Exeo Corp. (Japan)	87,220
1,975	MasTec, Inc.*	54,905
3,100	NCC AB (Class B Stock) (Sweden)	73,422
1,475	Northwest Pipe Co.*	40,253
1,300	Texas Industries, Inc.*	82,784
835	URS Corp.	36,673

		543,904

Consumer Finance — 0.9%
14,781	American Express Co.	1,011,168

10,000	Capital One Financial Corp.	577,800
2,000	Cash America International, Inc.	87,260
800	First Cash Financial Services, Inc.*	41,176
28,400	SLM Corp.	586,460

		2,303,864

Consumer Products & Services — 0.4%
5,340	Estee Lauder Cos., Inc. (The) (Class A Stock)	370,329
155,400	Pacific Brands Ltd. (Australia)	138,549
4,992	Reckitt Benckiser Group PLC (United Kingdom)	364,143
1,783	Vitamin Shoppe, Inc.*	87,634

		960,655

Containers & Packaging — 0.1%
1,225	Packaging Corp. of America	58,261
1,325	Silgan Holdings, Inc.	63,428

		121,689

Cosmetics & Toiletries — 0.1%
7,000	Natura Cosmeticos SA (Brazil)	175,424

Distribution/Wholesale — 0.3%
3,340	LKQ Corp.*	80,427
8,400	Mitsui & Co. Ltd. (Japan)	115,292
9,800	Sumitomo Corp. (Japan)	122,242
1,613	W.W. Grainger, Inc.	397,556

		715,517

Diversified Consumer Services
50	Hillenbrand, Inc.	1,257

Diversified Financial Services — 2.0%
99,459	Bank of America Corp.	1,224,340
22,900	Challenger Ltd. (Australia)	99,710
38,104	Citigroup, Inc.	1,777,933
2,000	Fuyo General Lease Co. Ltd. (Japan)	90,886
22,100	Intermediate Capital Group PLC (United Kingdom)	145,006
483	Japan Exchange Group, Inc. (Japan)	59,257
33,600	JPMorgan Chase & Co.	1,646,736
11,400	Tullett Prebon PLC (United Kingdom)	43,296

		5,087,164

Diversified Machinery — 0.1%
10,484	Kubota Corp. (Japan)	150,240

Diversified Manufacturing Operations — 0.1%
2,735	Siemens AG (Germany)	285,627

Diversified Operations — 0.2%
3,112	LVMH Moet Hennessy Louis Vuitton SA (France)	538,933

Diversified Telecommunication Services — 0.2%
14,900	AT&T, Inc.	558,154

Electric Utilities — 0.7%
9,600	American Electric Power Co., Inc.	493,728
3,500	Edison International	188,300
35,400	Enel SpA (Italy)	136,876
16,300	Exelon Corp.	611,413
12,300	PPL Corp.	410,574

		1,840,891

Electronic Components — 0.6%
22,855	Agilent Technologies, Inc.	947,111
4,340	AMETEK, Inc.	176,681
1,057	Fanuc Corp. (Japan)	159,388
2,013	FLIR Systems, Inc.	48,936
1,210	General Cable Corp.*	41,721
3,035	InvenSense, Inc.*	28,286
982	Itron, Inc.*	38,936
1,326	Littelfuse, Inc.	92,581
10,000	Nippon Electric Glass Co. Ltd. (Japan)	50,880
756	Woodward, Inc.	27,209

		1,611,729

Electronic Equipment & Instruments — 0.4%
1,729	Coherent, Inc.	96,703
39,600	Corning, Inc.	574,200
1,474	EnerSys, Inc.*	67,568
28,000	Kingboard Chemical Holdings Ltd. (Cayman Islands)	76,133
5,950	TE Connectivity Ltd. (Switzerland)	259,122
678	Universal Display Corp.*	21,316

		1,095,042

Energy Equipment & Services — 0.3%
1,840	Cameron International Corp.*	113,252
467	Core Laboratories NV (Netherlands)	67,612
3,400	Diamond Offshore Drilling, Inc.	234,940
297	Dril-Quip, Inc.*	24,862
3,800	Ensco PLC (Class A Stock) (United Kingdom)	219,184
1,414	Lufkin Industries, Inc.	124,842
450	Oil States International, Inc.*	40,212
1,400	Precision Drilling Corp. (Canada)	11,340

		836,244

Entertainment & Leisure — 0.3%
5,406	Carnival PLC (United Kingdom)	194,820
6,774	Hennes & Mauritz AB (Class B Stock) (Sweden)	239,664
1,267	International Speedway Corp. (Class A Stock)	41,646
1,226	Life Time Fitness, Inc.*	56,617
2,210	Pinnacle Entertainment, Inc.*	42,123
1,300	Sankyo Co. Ltd. (Japan)	59,209

5,062	SHFL Entertainment, Inc.*	79,980

		714,059

Equipment Services
19,200	Downer EDI Ltd. (Australia)	97,732

Financial — Bank & Trust — 0.9%
2,280	Astoria Financial Corp.	21,865
10,000	Banco Bilbao Vizcaya Argentaria SA (Spain)	97,059
6,300	Bank of Queensland Ltd. (Australia)	65,508
1,600	BNP Paribas SA (France)	89,152
21,553	China Merchants Bank Co. Ltd. (Class H Stock) (China)	45,938
11,400	Credit Agricole SA (France)*	104,357
6,966	Credit Suisse Group AG (Switzerland)*	193,138
8,719	Deutsche Bank AG (Germany)	400,854
5,860	Dexia SA (Belgium)*	386
7,700	DnB ASA (Norway)	125,852
784	IntercontinentalExchange, Inc.*	127,737
110,930	Mitsubishi UFJ Financial Group, Inc. (Japan)	754,440
3,900	National Australia Bank Ltd. (Australia)	137,466
1,675	Societe Generale SA (France)*	60,839
400	Verwaltungs-und Privat-Bank AG (Liechtenstein)	32,050

		2,256,641

Financial Services — 1.2%
1,681	Affiliated Managers Group, Inc.*	261,698
4,387	BlackRock, Inc.	1,169,136
15,655	CME Group, Inc.	952,763
1,238	Eaton Vance Corp.	49,371
16,033	Hong Kong Exchanges and Clearing Ltd. (Hong Kong)	269,829
416,728	Industrial & Commercial Bank of China Ltd. (Class H Stock) (China)	293,208
7,400	Permanent TSB Group Holdings PLC (Ireland)*	341

		2,996,346

Food & Staples Retailing — 1.5%
20,655	CVS Caremark Corp.	1,201,708
20,700	Kroger Co. (The)	711,666
768	United Natural Foods, Inc.*	38,354
73,400	Wal-Mart de Mexico SAB de CV (Class V Stock) (Mexico)	232,853
12,628	Wal-Mart Stores, Inc.	981,448
11,100	Walgreen Co.	549,561

		3,715,590

Food Products — 0.5%
17,700	ConAgra Foods, Inc.	626,049
1,033	Kraft Foods Group, Inc.	53,189
22,037	Mondelez International, Inc. (Class A Stock)	693,064

		1,372,302

Foods — 0.7%
2,190	Danone SA (France)	167,308
2,500	Delhaize Group SA (Belgium)	156,750

1,439	Fresh Market, Inc. (The)*	58,898
33,900	J. Sainsbury PLC (United Kingdom)	200,682
13,600	Koninklijke Ahold NV (Netherlands)	214,568
21,800	Metcash Ltd. (Australia)	92,434
2,200	Metro AG (Germany)	68,593
2,235	Nestle SA (Switzerland)	159,609
16,000	Nichirei Corp. (Japan)	94,045
1,000	Nutreco NV (Netherlands)	94,913
26,100	Parmalat SpA (Italy)	80,431
300	Post Holdings, Inc.*	13,137
39,200	Tesco PLC (United Kingdom)	222,954
3,635	WhiteWave Foods Co. (Class A Stock)	61,468
42,100	WM Morrison Supermarkets PLC (United Kingdom)	191,022

		1,876,812

Gas Utilities
1,150	Atmos Energy Corp.	51,026

Healthcare Equipment & Supplies — 0.5%
6,129	Covidien PLC (Ireland)	391,275
11,400	Medtronic, Inc.	532,152
1,520	Sirona Dental Systems, Inc.*	111,781
400	Teleflex, Inc.	31,252
1,352	Thoratec Corp.*	48,943
2,700	Zimmer Holdings, Inc.	206,415

		1,321,818

Healthcare Products — 0.1%
2,171	Arthrocare Corp.*	75,225
1,298	Cantel Medical Corp.	41,030
598	HeartWare International, Inc.*	58,126
600	Integra LifeSciences Holdings Corp.*	21,018

		195,399

Healthcare Providers & Services — 0.9%
1,327	Amedisys, Inc.*	13,323
2,013	Centene Corp.*	93,001
8,900	CIGNA Corp.	588,913
25,850	UnitedHealth Group, Inc.	1,549,190

		2,244,427

Healthcare Services — 0.3%
3,600	Aetna, Inc.	206,784
1,332	Air Methods Corp.	48,738
704	Covance, Inc.*	52,490
1,091	Emeritus Corp.*	28,039
5,525	Health Management Associates, Inc. (Class A Stock)*	63,482
1,246	Healthways, Inc.*	17,307
425	LifePoint Hospitals, Inc.*	20,400
673	MEDNAX, Inc.*	59,715

4,700	WellPoint, Inc.	342,724

		839,679

Healthcare Technology
9,300	AGFA-Gevaert NV (Belgium)*	16,779

Holding Companies — Diversified
54,000	First Pacific Co. Ltd. (Bermuda)	74,736

Home Builders
800	Ryland Group, Inc. (The)	36,048

Hotels, Restaurants & Leisure — 1.6%
1,515	Bally Technologies, Inc.*	80,719
1,008	BJ’s Restaurants, Inc.*	34,574
925	Choice Hotels International, Inc.	36,131
42,300	International Game Technology	716,985
550	Jack in the Box, Inc.*	19,718
4,960	Las Vegas Sands Corp.	279,000
8,285	McDonald’s Corp.	846,230
3,163	Orient-Express Hotels Ltd. (Class A Stock) (Bermuda)*	31,946
10,333	Starwood Hotels & Resorts Worldwide, Inc.	666,685
9,317	Wynn Resorts Ltd.	1,279,224

		3,991,212

Household Durables — 0.1%
5,800	Alpine Electronics, Inc. (Japan)	59,080
1,150	Harman International Industries, Inc.	51,417
1,391	Helen of Troy Ltd. (Bermuda)*	48,518
1,738	Universal Electronics, Inc.*	39,939

		198,954

Household Products — 0.2%
5,800	Kimberly-Clark Corp.	598,502
300	WD-40 Co.	16,179

		614,681

Independent Power Producers & Energy Traders — 0.2%
13,400	NRG Energy, Inc.	373,458

Industrial — 0.4%
17,146	Pentair Ltd. (Switzerland)	931,885

Industrial Conglomerates — 0.3%
31,700	General Electric Co.	706,593

Insurance — 3.6%
1,600	ACE Ltd. (Switzerland)	142,624
17,500	Aegon NV (Netherlands)	115,487
64,717	AIA Group Ltd. (Hong Kong)	287,301
2,666	Allianz SE (Germany)	393,406
26,900	Allstate Corp. (The)	1,325,094
3,707	American Equity Investment Life Holding Co.	56,495

57,383	American International Group, Inc.*	2,376,804
675	Aspen Insurance Holdings Ltd. (Bermuda)	25,778
2,200	Assurant, Inc.	104,588
13,000	Aviva PLC (United Kingdom)	61,610
4,600	AXA SA (France)	86,114
1,300	Baloise Holding AG (Switzerland)	133,803
18,700	Beazley PLC (United Kingdom)	65,212
3,400	CNO Financial Group, Inc.	38,488
1,562	HCC Insurance Holdings, Inc.	66,541
12,300	ING Groep NV, CVA (Netherlands)*	100,949
33,700	Legal & General Group PLC (United Kingdom)	88,730
26,140	Marsh & McLennan Cos., Inc.	993,581
15,848	MetLife, Inc.	617,914
700	Muenchener Rueckversicherungs AG (Germany)	139,985
28,600	Old Mutual PLC (United Kingdom)	91,073
1,585	Protective Life Corp.	60,325
856	Reinsurance Group of America, Inc.	53,543
3,300	SCOR SE (France)	100,152
872	State Auto Financial Corp.	15,155
800	Swiss Life Holding AG (Switzerland)*	126,479
2,200	Swiss Re AG (Switzerland)*	174,973
1,601	Tower Group International Ltd.	30,291
3,500	Travelers Cos., Inc. (The)	298,935
1,432	United Fire Group, Inc.	40,039
19,800	Unum Group	552,222
1,908	Validus Holdings Ltd. (Bermuda)	73,668
600	Zurich Insurance Group AG (Switzerland)*	167,520

		9,004,879

Internet — 0.3%
2,985	Equinix, Inc.*	639,088
2,019	Trulia, Inc.*	58,672
4,955	Yandex NV (Class A Stock) (Netherlands)*	127,542

		825,302

Internet Services — 2.0%
1,256	Amazon.com, Inc.*	318,785
575	BroadSoft, Inc.*	14,697
1,579	Digital River, Inc.*	22,864
28,788	eBay, Inc.*	1,508,203
2,781	Google, Inc. (Class A Stock)*	2,293,129
228	Netflix, Inc.*	49,264
1,150	priceline.com, Inc.*	800,389
525	Sourcefire, Inc.*	25,074

		5,032,405

Internet Software & Services — 0.6%
1,382	Angie’s List, Inc.*	33,500
2,201	Baidu, Inc., ADR (Cayman Islands)*	188,956
5,280	Facebook, Inc. (Class A Stock)*	146,573
740	LinkedIn Corp. (Class A Stock)*	142,146
900	MercadoLibre, Inc.	90,531
21,070	Oracle Corp.	690,674
9,749	Yahoo!, Inc.*	241,093

		1,533,473

Investment Companies
4,250	Ares Capital Corp.	77,180
2,828	KKR Financial Holdings LLC	30,231

		107,411

IT Services
2,100	Broadridge Financial Solutions, Inc.	52,878

Leisure Equipment & Products — 0.2%
6,500	Mattel, Inc.	296,790
1,529	Polaris Industries, Inc.	131,785

		428,575

Life Sciences Tools & Services — 0.2%
6,377	Thermo Fisher Scientific, Inc.	514,496

Machinery — 1.4%
1,800	Actuant Corp. (Class A Stock)	56,340
505	Chart Industries, Inc.*	42,829
4,130	Cummins, Inc.	439,391
1,872	Franklin Electric Co., Inc.	60,597
17,975	Ingersoll-Rand PLC (Ireland)	967,055
11,570	Komatsu Ltd. (Japan)	315,583
44,000	Mitsui Engineering & Shipbuilding Co. Ltd. (Japan)	81,243
6,200	PACCAR, Inc.	308,636
2,900	Parker Hannifin Corp.	256,853
648	Regal-Beloit Corp.	50,946
1,800	Rheinmetall AG (Germany)	85,255
1,531	Roper Industries, Inc.	183,184
834	Snap-on, Inc.	71,891
5,650	Stanley Black & Decker, Inc.	422,677
1,479	Terex Corp.*	42,299
200	Valmont Industries, Inc.	29,146

		3,413,925

Manufacturing — 0.4%
1,026	Colfax Corp.*	47,884
15,582	Danaher Corp.	949,567

		997,451

Media — 2.7%
26,205	CBS Corp. (Class B Stock)	1,199,665
18,914	Comcast Corp. (Class A Stock)	781,148
35,767	Comcast Corp. (Special Class A Stock)	1,405,285
3,840	Discovery Communications, Inc. (Class A Stock)*	302,669
15,900	Interpublic Group of Cos., Inc. (The)	220,056
7,340	Liberty Global, Inc. (Class A Stock)*	531,196
16,150	News Corp. (Class A Stock)	500,166
8,576	Pearson PLC (United Kingdom)	155,995

2,210	Time Warner Cable, Inc.	207,497
13,260	Time Warner, Inc.	792,683
3,090	Viacom, Inc. (Class B Stock)	197,729
9,100	Vivendi (France)	206,129
5,850	Walt Disney Co. (The)	367,614

		6,867,832

Medical Supplies & Equipment — 0.2%
1,632	Cooper Cos., Inc. (The)	180,173
4,447	Fresenius Medical Care AG & Co. KGaA (Germany)	306,879

		487,052

Metals & Mining — 1.0%
1,399	AMCOL International Corp.	43,047
88,700	Arrium Ltd. (Australia)	78,162
16,200	Ausdrill Ltd. (Australia)	25,444
8,500	Bodycote PLC (United Kingdom)	68,328
5,100	Boliden AB (Sweden)	80,737
12,500	Freeport-McMoRan Copper & Gold, Inc.	380,375
625	Globe Specialty Metals, Inc.	8,162
1,657	Joy Global, Inc.	93,654
33,800	Mincor Resources NL (Australia)	22,951
7,161	Precision Castparts Corp.	1,369,828
800	Reliance Steel & Aluminum Co.	52,056
2,163	RTI International Metals, Inc.*	62,770
7,000	Teck Resources Ltd. (Class B Stock) (Canada)	186,213
1,215	Timken Co.	63,873

		2,535,600

Miscellaneous Manufacturing — 0.1%
12,000	Alent PLC (United Kingdom)*	63,227
12,000	Vesuvius PLC (United Kingdom)	64,868

		128,095

Multi-Line Retail — 0.3%
6,300	Macy’s, Inc.	280,980
7,737	Target Corp.	545,923

		826,903

Multi-Utilities — 0.2%
14,300	Public Service Enterprise Group, Inc.	523,523
2,400	RWE AG (Germany)	86,397

		609,920

Office Electronics — 0.2%
66,300	Xerox Corp.	568,854

Oil Field Equipment & Services
1,275	Forum Energy Technologies, Inc.*	35,458

Oil, Gas & Consumable Fuels — 5.0%
2,430	Air Liquide SA (France)	307,602
2,310	Anadarko Petroleum Corp.	195,796
49,400	BP PLC (United Kingdom)	357,894
2,620	Cabot Oil & Gas Corp.	178,291
4,138	Cenovus Energy, Inc. (Canada)	123,838
14,600	Chesapeake Energy Corp.	285,284
6,600	Chevron Corp.	805,266
128,097	CNOOC Ltd. (Hong Kong)	239,022
8,400	ConocoPhillips	507,780
3,520	Dresser-Rand Group, Inc.*	195,747
9,400	ENI SpA (Italy)	224,809
840	EOG Resources, Inc.	101,774
2,180	FMC Technologies, Inc.*	118,374
5,100	Gas Natural SDG SA (Spain)	106,792
1,550	Geospace Technologies Corp.*	130,773
1,584	Gulfport Energy Corp.*	82,669
2,809	HollyFrontier Corp.	138,905
12,980	JX Holdings, Inc. (Japan)	70,302
24,100	Marathon Oil Corp.	787,347
5,200	Murphy Oil Corp.	322,868
15,605	National Oilwell Varco, Inc.	1,017,758
4,067	Newpark Resources, Inc.*	42,704
1,360	Noble Energy, Inc.	154,074
3,272	Oasis Petroleum, Inc.*	112,001
4,300	OMV AG (Austria)	202,023
921	ONEOK, Inc.	47,303
7,050	Phillips 66	429,697
1,913	Pioneer Natural Resources Co.	233,826
7,500	Repsol SA (Spain)	175,813
15,200	Royal Dutch Shell PLC (Class B Stock) (United Kingdom)	531,954
11,300	Royal Dutch Shell PLC (Class B Stock), ADR (United Kingdom)	788,627
7,400	Royal Dutch Shell PLC, ADR (United Kingdom)	502,978
5,318	Saipem SpA (Italy)	150,576
16,771	Schlumberger Ltd. (Netherlands)	1,248,266
981	South Jersey Industries, Inc.	60,528
5,400	Statoil ASA (Norway)	131,758
1,666	Swift Energy Co.*	21,558
1,490	Thermon Group Holdings, Inc.*	29,204
5,100	Total SA (France)	257,038
23,500	Total SA, ADR (France)	1,180,640
6,214	Tullow Oil PLC (United Kingdom)	96,622
1,064	WGL Holdings, Inc.	49,178

		12,745,259

Paper & Forest Products — 0.5%
24,595	International Paper Co.	1,155,473
8,400	Mondi PLC (United Kingdom)	111,105

		1,266,578

Pharmaceuticals — 5.1%
21,975	Abbott Laboratories	811,317
24,580	AbbVie, Inc.	1,131,909

2,631	Allergan, Inc.	298,750
6,400	AstraZeneca PLC (United Kingdom)	332,293
13,300	AstraZeneca PLC, ADR (United Kingdom)	690,536
30,868	Bristol-Myers Squibb Co.	1,226,077
3,784	Catamaran Corp. (Canada)*	218,450
5,200	Eli Lilly & Co.	287,976
22,700	Endo Health Solutions, Inc.*	831,728
5,312	Express Scripts Holding Co.*	315,373
2,900	GlaxoSmithKline PLC (United Kingdom)	74,801
13,400	Johnson & Johnson	1,142,082
2,800	Kyorin Holdings, Inc. (Japan)	74,793
3,050	Mead Johnson Nutrition Co.	247,324
12,900	Merck & Co., Inc.	606,300
400	Merck KGaA (Germany)	60,896
2,220	Natural Grocers By Vitamin Cottage, Inc.	55,678
6,999	Novartis AG (Switzerland)	519,769
3,100	Novartis AG, ADR (Switzerland)	228,656
2,340	Novo Nordisk A/S (Class B Stock) (Denmark)	410,454
3,700	Otsuka Holdings Co. Ltd. (Japan)	133,220
980	Perrigo Co.	117,022
28,700	Pfizer, Inc.	834,309
4,899	Roche Holding AG (Switzerland)	1,224,487
1,299	Salix Pharmaceuticals Ltd.*	67,925
3,400	Sanofi (France)	372,628
5,800	Sanofi, ADR (France)	309,430
48,285	Sinopharm Group Co. Ltd. (Class H Stock) (China)	143,421
2,900	Teva Pharmaceutical Industries Ltd. (Israel)	113,492
2,354	Theravance, Inc.*	79,447
2,600	Zoetis, Inc.	85,852

		13,046,395

Pipelines — 0.3%
17,836	Kinder Morgan, Inc.	697,388

Professional Services — 0.1%
825	ICF International, Inc.*	22,366
3,800	Manpowergroup, Inc.	202,008
9,843	Monster Worldwide, Inc.*	43,112
775	Towers Watson & Co. (Class A Stock)	56,513

		323,999

Real Estate — 0.2%
6,000	Cheung Kong Holdings Ltd. (Hong Kong)	90,308
14,500	Lend Lease Group (Australia)	162,046
2,944	Meritage Homes Corp.*	143,638

		395,992

Real Estate Investment Trusts — 0.9%
16,601	American Tower Corp.	1,394,318
16,300	Annaly Capital Management, Inc.	259,822
1,075	Associated Estates Realty Corp.	19,210
2,050	Excel Trust, Inc.	31,221
2,677	First Potomac Realty Trust	42,832

3,725	Hersha Hospitality Trust	22,276
925	Highwoods Properties, Inc.	37,953
13,700	Kimco Realty Corp.	325,786
3,451	Medical Properties Trust, Inc.	55,527
970	Redwood Trust, Inc.	22,135
3,835	Two Harbors Investment Corp.	45,943

		2,257,023

Restaurants — 0.2%
1,137	Chipotle Mexican Grill, Inc.*	412,947

Retail & Merchandising — 1.8%
5,200	Aoyama Trading Co. Ltd. (Japan)	155,384
2,216	Chico’s FAS, Inc.	40,486
825	Chuy’s Holdings, Inc.*	26,978
2,580	Costco Wholesale Corp.	279,749
73,900	Debenhams PLC (United Kingdom)	95,507
2,045	Francesca’s Holdings Corp.*	58,405
850	GNC Holdings, Inc. (Class A Stock)	38,530
2,200	K’s Holdings Corp. (Japan)	77,407
9,315	Lululemon Athletica, Inc.*	709,151
33,200	Marks & Spencer Group PLC (United Kingdom)	210,720
2,800	Matsumotokiyoshi Holdings Co. Ltd. (Japan)	80,021
4,361	Ross Stores, Inc.	288,131
3,600	Shimachu Co. Ltd. (Japan)	95,018
15,637	Starbucks Corp.	951,355
135	Swatch Group AG (The) (Switzerland)	77,315
2,670	Tiffany & Co.	196,726
16,901	TJX Cos., Inc. (The)	824,262
5,277	Yum! Brands, Inc.	359,469

		4,564,614

Road & Rail — 0.2%
875	Avis Budget Group, Inc.*	25,235
525	Con-Way, Inc.	17,745
829	Landstar System, Inc.	45,313
4,700	Norfolk Southern Corp.	363,874

		452,167

Semiconductors — 0.3%
6,400	Altera Corp.	204,864
9,648	ARM Holdings PLC (United Kingdom)	149,268
1,196	Cabot Microelectronics Corp.*	40,078
1,825	Cavium, Inc.*	57,396
1,484	Checkpoint Systems, Inc.*	17,170
3,800	Linear Technology Corp.	138,700
1,825	Microsemi Corp.*	37,960
2,050	NXP Semiconductors NV (Netherlands)*	56,477
3,516	Teradyne, Inc.*	57,803

		759,716

Semiconductors & Semiconductor Equipment — 0.8%
2,874	ASML Holding NV (Netherlands)	213,658

4,329	Entegris, Inc.*	41,039
12,600	Intel Corp.	301,770
1,679	International Rectifier Corp.*	35,612
4,700	KLA-Tencor Corp.	254,975
166	Samsung Electronics Co. Ltd. (South Korea)	229,111
950	Semtech Corp.*	30,467
2,375	Skyworks Solutions, Inc.*	52,416
25,435	Texas Instruments, Inc.	921,001
1,287	Veeco Instruments, Inc.*	48,996

		2,129,045

Software — 1.5%
650	ACI Worldwide, Inc.*	30,557
7,705	CA, Inc.	207,804
1,977	Cerner Corp.*	191,314
728	Check Point Software Technologies Ltd. (Israel)*	33,939
3,607	Citrix Systems, Inc.*	224,247
2,035	Compuware Corp.*	24,420
535	Concur Technologies, Inc.*	39,114
1,636	Cornerstone OnDemand, Inc.*	59,354
1,068	Demandware, Inc.*	29,156
950	Fair Isaac Corp.	44,251
826	Guidewire Software, Inc.*	33,106
571	Imperva, Inc.*	22,258
250	Manhattan Associates, Inc.*	17,553
3,440	MedAssets, Inc.*	64,431
75,285	Microsoft Corp.	2,491,933
2,600	PTC, Inc.*	62,426
1,750	SS&C Technologies Holdings, Inc.*	53,708
3,465	TIBCO Software, Inc.*	67,256
1,400	Verint Systems, Inc.*	46,256

		3,743,083

Specialty Retail — 1.3%
2,950	Aaron’s, Inc.	84,694
2,931	AutoZone, Inc.*	1,199,043
325	DSW, Inc. (Class A Stock)	21,489
2,496	Genesco, Inc.*	153,629
800	Group 1 Automotive, Inc.	48,384
11,217	Home Depot, Inc. (The)	822,767
13,330	Lowe’s Cos., Inc.	512,138
1,990	PetSmart, Inc.	135,798
19,700	Staples, Inc.	260,828
1,216	Tractor Supply Co.	130,319

		3,369,089

Steel Producers/Products
3,200	Voestalpine AG (Austria)	99,899

Telecommunications — 1.4%
53,900	BT Group PLC (United Kingdom)	231,250
166,600	Cable & Wireless Communications PLC (United Kingdom)	109,416
17,730	CenturyLink, Inc.	666,116

972	EZchip Semiconductor Ltd. (Israel)*	22,171
6,000	Freenet AG (Germany)	149,421
818	IPG Photonics Corp.	52,090
1,189	Ixia*	19,583
10,234	KDDI Corp. (Japan)	491,308
4,385	Motorola Solutions, Inc.	250,822
1,653	NICE Systems Ltd., ADR (Israel)*	58,632
4,500	Nippon Telegraph & Telephone Corp. (Japan)	222,726
100	NTT DoCoMo, Inc. (Japan)	165,154
9,321	QUALCOMM, Inc.	574,360
514	SBA Communications Corp. (Class A Stock)*	40,601
3,322	Softbank Corp. (Japan)	164,422
100,000	Telecom Italia SpA (Italy)	84,614
4,200	Telefonica SA (Spain)	61,617
96,087	Vodafone Group PLC (United Kingdom)	292,842

		3,657,145

Textiles, Apparel & Luxury Goods — 0.1%
11,000	Kurabo Industries Ltd. (Japan)	20,649
1,750	Michael Kors Holdings Ltd.*	99,645
41,000	Yue Yuen Industrial Holdings Ltd. (Bermuda)	141,860

		262,154

Tobacco — 0.3%
9,800	Altria Group, Inc.	357,798
4,627	British American Tobacco PLC (United Kingdom)	256,301
2,770	Philip Morris International, Inc.	264,784

		878,883

Trading Companies & Distributors — 0.2%
20,000	Marubeni Corp. (Japan)	142,996
6,217	United Rentals, Inc.*	327,076
750	WESCO International, Inc.*	53,768

		523,840

Transportation — 1.0%
1,406	Bristow Group, Inc.	88,859
1,710	Canadian National Railway Co. (Canada)	167,410
300	Celadon Group, Inc.	5,037
20,282	CSX Corp.	498,734
5,400	Deutsche Post AG (Germany)	128,150
3,735	Expeditors International of Washington, Inc.	134,199
1,240	GATX Corp.	63,178
3,600	Go-Ahead Group PLC (United Kingdom)	86,677
1,990	Kansas City Southern	217,049
2,903	Quality Distribution, Inc.*	23,108
18,000	Sankyu, Inc. (Japan)	80,320
6,288	Union Pacific Corp.	930,373

		2,423,094

Utilities
3,400	E.ON SE (Germany)	61,612

Wireless Telecommunication Services — 0.3%
21,400	Vodafone Group PLC, ADR (United Kingdom)	654,626

	TOTAL COMMON STOCKS (cost $130,831,354)	171,868,317

EXCHANGE TRADED FUND
1,200	iShares Russell 2000 Value Index Fund (cost $97,749)	100,608

PREFERRED STOCKS — 0.1%
Aerospace & Defense
4,816,644	Rolls-Royce Holdings PLC (PRFC C) (United Kingdom)*(g)	7,482

Financial Services — 0.1%
13,403	Itau Unibanco Holding SA , ADR (Brazil)	225,572

	TOTAL PREFERRED STOCKS (cost $266,127)	233,054

Moody’s Ratings†	Principal Amount (000)#
ASSET-BACKED SECURITIES — 0.4%
Caa3	423	Sierra Madre Funding Ltd., (Cayman Islands) Series 2004-1A, Class A1A, 144A 0.58%(a), 09/07/39	308,743
Caa3	967	Series 2004-1A, Class ALTB, 144A 0.60%(a), 09/07/39	708,038

		TOTAL ASSET-BACKED SECURITIES (cost $905,537)	1,016,781

RESIDENTIAL MORTGAGE-BACKED SECURITIES — 1.3%
A1	23	BankTrust Mortgage Trust, Series 1, Class G 5.70%, 12/01/23	22,764
Caa3	1,086	Bear Stearns Adjustable Rate Mortgage Trust, Series 2006-2, Class 21A1 2.891%(a), 03/25/36	781,351
Aaa	14	Federal Home Loan Mortgage Corp., Series 119, Class H 7.50%, 01/15/21	15,650
Aaa	3	Series 2266, Class F 0.649%(a), 11/15/30	2,513
Aaa	5	Federal National Mortgage Assoc., Series 2000-32, Class FM 0.65%(a), 10/18/30	4,574
Aaa	359	Series 2006-5, Class 3A2 2.581%(a), 05/25/35	379,180
Aaa	13	Government National Mortgage Assoc., Series 2000-9, Class FH 0.70%(a), 02/16/30	13,421
Aaa	185	GSR Mortgage Loan Trust, Series 2005-AR6, Class 2A1 2.662%(a), 09/25/35	190,588
CC(b)	399	Series 2005-AR7, Class 4A1 3.009%(a), 11/25/35	351,599

Caa3	436	HarborView Mortgage Loan Trust, Series 2006-5, Class 2A1A 0.379%(a), 07/19/46	294,115
C	359	IndyMac Index Mortgage Loan Trust, Series 2007-FLX2, Class A2 0.39%(a), 04/25/37	155,179
NR	1,247	JPMorgan Alternative Loan Trust, Series 2006-A1, Class 4A1 2.811%(a), 03/25/36	1,042,571

		TOTAL RESIDENTIAL MORTGAGE-BACKED SECURITIES (cost $2,959,470)	3,253,505

U.S. TREASURY OBLIGATIONS — 12.9%
	600	U.S. Treasury Bonds 2.75%, 11/15/42	582,000
	1,300	3.75%, 08/15/41(c)(d)	1,533,391
	100	7.50%, 11/15/24	159,156
	2,900	U.S. Treasury Notes 1.625%, 08/15/22-11/15/22	2,896,352
	26,200	2.00%, 02/15/22-02/15/23	26,968,163
	400	2.625%, 11/15/20	441,000

		TOTAL U.S. TREASURY OBLIGATIONS (cost $32,440,896)	32,580,062

		TOTAL LONG-TERM INVESTMENTS (cost $167,501,133)	209,052,327

SHORT-TERM INVESTMENTS — 7.6%
REPURCHASE AGREEMENTS(e) — 4.7%
	8,800	Citigroup Global Markets, Inc., 0.18%, dated 04/30/13, due 05/01/13 in the amount $8,800,044	8,800,000
	3,100	Morgan Stanley & Co. LLC, 0.18%, dated 04/30/13, due 05/01/13 in the amount of $3,100,016	3,100,000

		TOTAL REPURCHASE AGREEMENTS (cost $11,900,000)	11,900,000

Shares
AFFILIATED MONEY MARKET MUTUAL FUND — 2.9%
	7,439,678	Prudential Investment Portfolios 2—Prudential Core Taxable Money Market Fund (cost $7,439,678)(f)	7,439,678

		TOTAL SHORT-TERM INVESTMENTS (cost $19,339,678)	19,339,678

		TOTAL INVESTMENTS — 90.1% (cost $186,840,811)(h)	228,392,005
		OTHER ASSETS IN EXCESS OF LIABILITIES(i) — 9.9%	25,119,750

		NET ASSETS —100%	$253,511,755

The following abbreviations are used in the Portfolio descriptions:

144A	Security was purchased pursuant to Rule 144A under the Securities Act of 1933 and may not be resold subject to that rule except to qualified institutional buyers. Unless otherwise noted, 144A securities are deemed to be liquid.
ADR	American Depositary Receipt
CVA	Certificate Van Aandelen (Bearer)
NR	Not Rated by Moody’s or Standard & Poor’s
AUD	Australian Dollar

BRL	Brazilian Real
CAD	Canadian Dollar
CHF	Swiss Franc
CNY	Chinese Yuan
EUR	Euro
GBP	British Pound
JPY	Japanese Yen
MXN	Mexican Peso
NOK	Norwegian Krone

#	Principal amount is shown in U.S. dollars unless otherwise stated.
*	Non-income producing security.
†	The ratings reflected are as of April 30, 2013. Ratings of certain bonds may have changed subsequent to that date. The Fund’s current Statement of Additional Information contains a description of Moody’s and Standard & Poor’s ratings.
(a)	Variable rate instrument. The interest rate shown reflects the rate in effect at April 30, 2013.
(b)	Standard & Poor’s rating.
(c)	Represents security, or a portion thereof, segregated as collateral for futures contracts.
(d)	Represents security, or a portion thereof, segregated as collateral for swap agreements.
(e)	Repurchase agreement is collateralized by U.S.Treasury Notes, (coupon rates 1.50%—2.125%, maturity dates 02/29/16—07/31/16), with the aggregate value, including accrued interest of $12,145,452.
(f)	Prudential Investments LLC, the manager of the Portfolio, also serves as manager of the Prudential Investment Portfolios 2—Prudential Core Taxable Money Market Fund.
(g)	Indicates a security or securities that have been deemed illiquid.
(h)	The United States federal income tax basis of the Schedule of Investments was $193,055,635; accordingly, net unrealized appreciation on investments for federal income tax purposes was $35,336,370 (gross unrealized appreciation $38,536,358; gross unrealized depreciation $3,199,988). The difference between book and tax basis is primarily attributable to deferred losses on wash sales.
(i)	Includes net unrealized appreciation (depreciation) on the following derivative contracts held at reporting period end:

Forward foreign currency exchange contracts outstanding at April 30, 2013:

Purchase Contracts	Counterparty	Notional Amount (000)		Value at Settlement Date Payable	Current Value	Unrealized Appreciation (Depreciation)(1)
Australian Dollar, Expiring 05/07/13	Barclays Capital Group	AUD	160	$165,428	$165,779	$351
Expiring 05/23/13	Citigroup Global Markets	AUD	1,267	1,310,480	1,311,070	590
Brazilian Real, Expiring 06/04/13	Credit Suisse First Boston Corp.	BRL	2,069	1,029,590	1,029,961	371
Expiring 06/04/13	Goldman Sachs & Co.	BRL	2,069	1,029,538	1,029,961	423
British Pound, Expiring 05/02/13	BNP Paribas	GBP	520	805,890	807,731	1,841
Expiring 05/02/13	Credit Suisse First Boston Corp.	GBP	490	742,437	761,131	18,694
Expiring 05/07/13	Royal Bank of Scotland	GBP	930	1,441,253	1,444,545	3,292
Canadian Dollar, Expiring 05/07/13	BNP Paribas	CAD	210	207,170	208,411	1,241
Expiring 06/20/13	Royal Bank of Canada	CAD	176	173,472	174,486	1,014

Chinese Yuan, Expiring 08/05/13	UBS Securities	CNY	1,035	163,861	167,014	3,153
Euro, Expiring 05/06/13	Citigroup Global Markets	EUR	35	45,392	46,095	703
Expiring 05/06/13	JPMorgan Chase	EUR	2,200	2,864,998	2,897,406	32,408
Expiring 05/06/13	JPMorgan Chase	EUR	1,620	2,105,774	2,133,544	27,770
Expiring 05/06/13	UBS Securities	EUR	600	782,178	790,202	8,024
Expiring 05/07/13	BNP Paribas	EUR	850	1,112,598	1,119,459	6,861
Expiring 05/08/13	State Street Bank	EUR	235	309,579	308,841	(738)
Japanese Yen, Expiring 05/01/13	Brown Brothers Harriman & Co.	JPY	2,749	27,727	28,203	476
Expiring 05/06/13	JPMorgan Chase	JPY	57,576	587,233	590,632	3,399
Mexican Peso, Expiring 05/06/13	UBS Securities	MXN	13,335	1,035,978	1,097,628	61,650
Norwegian Krone, Expiring 05/15/13	Hong Kong & Shanghai Bank	NOK	2,524	456,694	437,441	(19,253)

				$16,397,270	$16,549,540	$152,270

Sale Contracts	Counterparty	Notional Amount (000)		Value at Settlement Date Receivable	Current Value	Unrealized Appreciation (Depreciation)(1)
Australian Dollar, Expiring 05/02/13	Bank of New York Mellon	AUD	96	$98,570	$99,491	$(921)
Expiring 05/23/13	Citigroup Global Markets	AUD	1,267	1,320,019	1,311,070	8,949
Brazilian Real, Expiring 06/04/13	Credit Suisse First Boston Corp.	BRL	2,069	1,044,504	1,029,961	14,543
Expiring 06/04/13	Goldman Sachs & Co.	BRL	2,069	1,029,368	1,029,961	(593)
British Pound, Expiring 05/02/13	Royal Bank of Canada	GBP	230	350,810	357,265	(6,455)
Expiring 05/02/13	Westpac Banking Corp.	GBP	1,707	2,586,105	2,651,531	(65,426)
Expiring 05/07/13	BNP Paribas	GBP	520	805,862	807,702	(1,840)
Expiring 05/07/13	Royal Bank of Scotland	GBP	930	1,444,871	1,444,545	326
Canadian Dollar, Expiring 05/01/13	BNP Paribas	CAD	210	207,198	208,442	(1,244)
Expiring 06/20/13	Royal Bank of Canada	CAD	176	170,939	174,486	(3,547)

Chinese Yuan, Expiring 08/05/13	UBS Securities	CNY	1,035	166,537	167,014	(477)
Euro, Expiring 05/02/13	Bank of New York Mellon	EUR	223	291,093	294,301	(3,208)
Expiring 05/02/13	BNP Paribas	EUR	2,898	3,704,751	3,816,573	(111,822)
Expiring 05/02/13	JPMorgan Chase	EUR	2,217	2,886,710	2,919,194	(32,484)
Expiring 05/02/13	UBS Securities	EUR	605	787,283	796,144	(8,861)
Expiring 05/06/13	Citigroup Global Markets	EUR	35	45,858	46,095	(237)
Expiring 05/06/13	JPMorgan Chase	EUR	2,200	2,728,668	2,897,406	(168,738)
Expiring 05/06/13	JPMorgan Chase	EUR	1,512	1,862,778	1,991,308	(128,530)
Expiring 05/06/13	JPMorgan Chase	EUR	108	130,831	142,236	(11,405)
Expiring 05/06/13	UBS Securities	EUR	600	778,050	790,202	(12,152)
Expiring 05/07/13	Royal Bank of Scotland	EUR	1,870	2,460,225	2,462,811	(2,586)
Expiring 05/08/13	State Street Bank	EUR	235	300,812	308,841	(8,029)
Expiring 10/29/13	State Street Bank	EUR	992	1,291,685	1,308,363	(16,678)
Japanese Yen, Expiring 05/06/13	JPMorgan Chase	JPY	57,576	588,385	590,632	(2,247)
Expiring 07/08/13	State Street Bank	JPY	48,528	553,880	497,991	55,889
Expiring 07/08/13	State Street Bank	JPY	43,487	440,292	446,259	(5,967)
Expiring 07/08/13	State Street Bank	JPY	34,068	349,855	349,601	254
Expiring 07/08/13	State Street Bank	JPY	17,095	178,189	175,422	2,767
Expiring 07/08/13	State Street Bank	JPY	16,485	165,611	169,166	(3,555)
Mexican Peso, Expiring 05/06/13	UBS Securities	MXN	13,335	1,095,451	1,097,628	(2,177)
Norwegian Krone, Expiring 05/15/13	Hong Kong & Shanghai Bank	NOK	2,524	433,021	437,441	(4,420)
Swiss Franc, Expiring 05/02/13	Bank of New York Mellon	CHF	5	5,006	5,070	(64)
Expiring 05/03/13	Bank of New York Mellon	CHF	3	3,162	3,188	(26)

				$30,306,379	$30,827,340	$(520,961)

(1)	The amount represents fair value of derivative instruments subject to foreign exchange contracts risk exposure as of April 30, 2013

Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in the three broad levels listed below.

Level 1 - quoted prices generally in active markets for identical securities.

Level 2 - other significant observable inputs including, but not limited to, quoted prices for similar securities, interest rates and yield curves, prepayment speeds, foreign currency exchange rates, and amortized cost.

Level 3 - significant unobservable inputs for securities valued in accordance with Board approved fair valuation procedures.

The following is a summary of the inputs used as of April 30, 2013 in valuing such portfolio securities:

	Level 1	Level 2	Level 3
Investments in Securities
Common Stocks	$171,868,317	$—	$—
Exchange Traded Fund	100,608	—	—
Preferred Stocks	225,572	7,482	—
Asset-Backed Securities	—	—	1,016,781
Residential Mortgage-Backed Securities	—	3,230,741	22,764
U.S. Treasury Obligations	—	32,580,062	—
Repurchase Agreements	—	11,900,000	—
Affiliated Money Market Mutual Fund	7,439,678	—	—
Other Financial Instruments*
Forward foreign currency exchange contracts	—	(368,691)	—

Total	$179,634,175	$47,349,594	$1,039,545

*	Other financial instruments are derivative instruments not reflected in the Schedule of Investments, such as futures, forwards and swap contracts, which are recorded at the unrealized appreciation/depreciation on the instrument.

Fair Value of Level 2 investments at 07/31/12 was $121,725,956. Of that amount $27,633,702, were classified as Level 2 instruments as a result of fair valuing such foreign investments using third party vendor modeling tools. Such fair values are used to reflect the impact of significant market movements between the time at which the Portfolio values its securities and the earlier closing of foreign markets. An amount of $25,043,107 was transferred from Level 2 into Level 1 at 04/30/13 as a result of using quoted prices in active market for such foreign securities.

It is the Fund’s policy to recognize transfers in and transfers out at the fair value as of the beginning of period.

Notes to the Schedules of Investments (Unaudited)

Securities Valuation: The Funds hold portfolio securities and other assets that are fair valued at the close of each day the New York Stock Exchange (“NYSE”) is open for trading. Fair value is the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants on the measurement date. The Board of Trustees (the “Board”) has delegated fair valuation responsibilities to Prudential Investments LLC (“PI”); through the adoption of Valuation Procedures for valuation of the Funds’ securities. Under the current Valuation Procedures, a Valuation Committee is established and responsible for supervising the valuation of portfolio securities and other assets. The Valuation Procedures allow the Funds to utilize independent pricing vendor services, quotations from market makers and other valuation methods in events when market quotations are not readily available or not representative of the fair values of the securities. A record of Valuation Committee’s actions is subject to review, approval and ratification by the Board at its next regularly scheduled quarterly meeting.

Various inputs are used in determining the value of the Funds’ investments, which are summarized in the three broad level hierarchies based on any observable inputs ued as described in the table following the Schedule of Investments. The valuation methodologies and significant inputs used in determining the fair value of securities and other assets classified as Level 1, Level 2 and Level 3 of the hierarchy are as follows:

Common stock, exchange-traded funds and financial derivative instruments (including futures contracts and certain options and swap contracts on securities), that are traded on a national securities exchange are valued at the last sale price as of the close of trading on the applicable exchange. Securities traded via NASDAQ are valued at the NASDAQ official closing price. To the extent these securities are valued at the last sale price or NASDAQ official closing price, they are classified as Level 1 of the fair value hierarchy.

In the event there is no sale or official closing price on such day, these securities are valued at the mean between the last reported bid and asked prices, or at the last bid price in absence of an asked price. These securities are classified as Level 2 of the fair value hierarchy as these inputs are considered as significant other observable inputs to the valuation.

For common stocks traded on foreign securities exchanges, certain valuation adjustments will be applied when events occur after the close of the security’s foreign market and before the Funds’ normal pricing time. These securities are valued using pricing vendor services that provide model prices derived using adjustment factors based on information such as local closing price, relevant general and sector indices, currency fluctuations, depositary receipts, and futures, as applicable. Securities valued using such model prices are classified as Level 2 of the fair value hierarchy as the adjustment factors are considered as significant other observable inputs to the valuation.

Investments in open-ended, non-exchange-traded mutual funds are valued at their net asset values as of the close of the NYSE on the date of valuation. These securities are classified as Level 1 as these securities have the ability to be purchased or sold at their net asset values on the date of valuation.

Fixed income securities traded in the over-the-counter market, such as corporate bonds, municipal bonds, U.S. Government agencies, issued and guaranteed obligations, U.S. Treasury obligations, and sovereign issues are usually valued at prices provided by approved independent pricing vendors. The pricing vendors provide these prices usually after evaluating observable inputs including yield curves, credit rating, yield spreads, default rates, cash flows as well as broker/dealer quotations and reported trades. Securities valued using such vendor prices are classified as Level 2 of the fair value hierarchy.

Asset-backed and mortgage-related securities are usually valued by approved independent pricing vendors. The pricing vendors provide the prices using their internal pricing model with input from deal terms, tranche level attributes, yield curves, prepayment speeds, default rates and broker/dealer quotes. Securities valued using such vendor prices are classified as Level 2 of the fair value hierarchy.

Short-term debt securities of sufficient credit quality which mature in 60 days or less are valued at amortized cost which approximates fair value. The amortized cost method involves valuing a security at its cost on the date of purchase and thereafter assuming a constant amortization to maturity of the difference between the principal amount due at maturity and cost. These securities are categorized as Level 2 of the fair value hierarchy.

Over-the-counter financial derivative instruments, such as option contracts, foreign currency contracts and swaps agreements, are usually valued using pricing vendor services, which derive the valuation based on underlying asset prices, indices, spreads, interest rates, exchange rates and other inputs. These instruments are categorized as Level 2 of the fair value hierarchy.

Securities and other assets that cannot be priced using the methods described above are valued with pricing methodologies approved by the Valuation Committee. In the event that there are unobservable inputs used when determining such valuations, the securities will be classified as Level 3 of the fair value hierarchy.

When determining the fair value of securities, some of the factors influencing the valuation include: the nature of any restrictions on disposition of the securities; assessment of the general liquidity of the securities; the issuer’s financial condition and the markets in which it does business; the cost of the investment; the size of the holding and the capitalization of the issuer; the prices of any recent transactions or bids/offers for such securities or any comparable securities; any available analyst media or other reports or information deemed reliable by the investment adviser regarding the issuer or the markets or industry in which it operates. Using fair value to price securities may result in a value that is different from a security’s most recent closing price and from the price used by other mutual funds to calculate their net asset values.

Repurchase Agreements: In connection with transactions in repurchase agreements with the United States financial institutions, it is each Fund’s policy that its custodian or designated subcustodians under triparty repurchase agreements, as the case may be, take possession of the underlying collateral securities, the value of which exceeds the principal amount of the repurchase transactions, including accrued interest. To the extent that any repurchase transaction exceeds one business day, the value of the collateral is marked-to-market on a daily basis to ensure the adequacy of the collateral. If the seller defaults and the value of the collateral declines or, if bankruptcy proceedings are commenced with respect to the seller of the security, realization of the collateral by the Fund may be delayed or limited.

The Funds invest in the Prudential Core Taxable Money Market Fund, a portfolio of the Prudential Investment Portfolios 2 registered under the Investment Company Act of 1940, as amended, and managed by PI.

Other information regarding the Trust is available in the most recent Report to Shareholders. This information is available on the Securities and Exchange Commission’s website (www.sec.gov).

Item 2. Controls and Procedures

(a)	It is the conclusion of the registrant’s principal executive officer and principal financial officer that the effectiveness of the registrant’s current disclosure controls and procedures (such disclosure controls and procedures having been evaluated within 90 days of the date of this filing) provide reasonable assurance that the information required to be disclosed by the registrant has been recorded, processed, summarized and reported within the time period specified in the Commission’s rules and forms and that the information required to be disclosed by the registrant has been accumulated and communicated to the registrant’s principal executive officer and principal financial officer in order to allow timely decisions regarding required disclosure.

(b)	There have been no significant changes in the registrant’s internal controls or in other factors that could significantly affect these controls subsequent to the date of their evaluation, including any corrective actions with regard to significant deficiencies and material weaknesses.

Item 3. Exhibits

Certifications pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 – Attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) Target Asset Allocation Funds

By (Signature and Title)*	/s/ Deborah A. Docs
Deborah A. Docs
Secretary of the Fund

Date June 20, 2013

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*	/s/ Stuart S. Parker
Stuart S. Parker
President and Principal Executive Officer

Date June 20, 2013

By (Signature and Title)*	/s/ Grace C. Torres
Grace C. Torres
Treasurer and Principal Financial Officer

Date June 20, 2013

*	Print the name and title of each signing officer under his or her signature.